As Filed with the Securities and Exchange Commission on April 27, 2005
                                                   Registration Nos. 333 - 25663
                                                                     811 - 08178

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             [ ]   Pre-Effective Amendment No.
                             [x]   Post-Effective Amendment No. 11

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             [x]   Amendment No. 12

                      AMERICAN FIDELITY SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                       AMERICAN FIDELITY ASSURANCE COMPANY
                               (Name of Depositor)

2000 N. CLASSEN BOULEVARD, OKLAHOMA CITY, OKLAHOMA            73106
(Address of Depositor's Principal Executive Offices)       (Zip Code)

Depositor's Telephone Number, Including Area Code      (405) 523-2000

Stephen P. Garrett                           Copies to:
Senior Vice President
Law and Government Affairs                   Jennifer Wheeler
American Fidelity Assurance Company          McAfee & Taft
2000 N. Classen Boulevard                    A Professional Corporation
Oklahoma City, Oklahoma  73106               10th Floor, Two Leadership Square
(Name and Address of Agent for Service)      Oklahoma City, OK 73102-7103


Approximate Date of Proposed Public Offering:  As soon as practicable after effectiveness of the
                                               Registration Statement

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 2005 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
     [ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:     Individual variable annuity contracts

--------------------------------------------------------------------------------

                                         AFAdvantage Variable Annuity(R)

                                                    from

                                         [LOGO] American Fidelity
                                                Assurance Company
                                         A member of the American Fidelity Group



                                                                     May 1, 2005

================================================================================

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                   May 1, 2005

     American Fidelity Assurance Company is offering individual variable annuity contracts. This prospectus describes the individual contracts available under the AFAdvantage Variable Annuity(R) policy. Our home office is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     AFAdvantage Variable Annuity(R) is a fixed and variable deferred annuity policy. You have 18 investment options in the annuity -- the Guaranteed Interest Account, a fixed investment option, and the following variable investment options:

American Fidelity Dual Strategy Fund, Inc.(R)         Dreyfus Investment Portfolios
American Century Variable Portfolios, Inc.                Technology Growth Portfolio
      VP Balanced Fund                                FAM Variable Series Funds, Inc.
      VP Capital Appreciation Fund                        Mercury Basic Value V.I. Fund
      VP Income & Growth Fund                             Mercury Value Opportunities V.I. Fund
      VP Ultra(R) Fund                                Vanguard(R) Variable Insurance Fund
      VP International Fund                               Total Bond Market Index Portfolio
The Dreyfus Socially Responsible Growth                   Balanced Portfolio
  Fund, Inc.                                              Small Company Growth Portfolio
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund
      Growth and Income Portfolio
      Small Company Stock Portfolio
      International Value Portfolio

     This prospectus contains important information about American Fidelity Separate Account B that you should know before buying a policy. We filed a Statement of Additional Information with the Securities and Exchange Commission dated May 1, 2005 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site (http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional Information is incorporated by reference in this prospectus. The table of contents of the Statement of Additional Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    Please read this prospectus carefully and keep it for future reference.

                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation phase.

     Accumulation phase: The period of time between purchasing a policy and receiving annuity payments. Until you begin receiving annuity payments, your annuity is in the accumulation phase.

     Accumulation unit: The unit of measurement we use to keep track of the value of your interest in a sub-account during the accumulation phase.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for your annuity payments.

     Annuity payments: Regular income payments you may receive from your policy during the annuity phase.

     Annuity phase: The period during which we make annuity payments.

     Annuity unit: The unit of measurement we use to keep track of the variation in variable annuity payments. If you elect one of our variable annuity options, the amount of your annuity payments will vary with the value and number of annuity units in the sub-accounts attributed to variable annuity payments.

     Assumed Investment Rate: The assumed rate of return used to determine the first annuity payment for a Variable Annuity Option.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account B or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: Your investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 17 sub-accounts, which are variable investment options. We reserve the right to add, remove or combine portfolios as eligible investment options.

     Policy: The AFAdvantage Variable Annuity(R).

     Policy owner: The person or entity entitled to ownership rights under a policy.

     Portfolios: The funds offered by the portfolio companies. Each of the 17 sub-accounts invests its assets into a corresponding portfolio. Each portfolio (sometimes called a fund) has its own investment objective.

     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc(R), American Century Variable Portfolios, Inc., The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, FAM Variable Series Funds, Inc. and Vanguard(R) Variable Insurance Fund.

     Purchase payment: The money you initially invest to buy the policy is called the initial purchase payment. You can increase the value of your policy by continuing to make purchase payments.

     Qualified Policy: Policies purchased under special tax qualification rules (examples: Individual Retirement Annuities, 403(b) Tax-Deferred Annuities, H.R. 10 and Corporate Pension and other qualified retirement plans). If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

     Sub-account: An investment division of Separate Account B. Each sub-account invests its assets in shares of a corresponding portfolio.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the AFAdvantage Variable Annuity(R).

     You, Your: Generally, the policy owner.

                                TABLE OF CONTENTS
                                                                         Page
                                                                         ----
Summary....................................................................1
Fee Table..................................................................3
Condensed Financial Information............................................9
Revenue Sharing Arrangements..............................................11
The AFAdvantage Variable Annuity(R).......................................12
How to Purchase an AFAdvantage Variable Annuity(R) Policy.................13
Receiving Payments from the Annuity.......................................14
Investment Options........................................................16
Expenses..................................................................19
Withdrawals...............................................................21
Loans.....................................................................22
Death Benefit.............................................................22
Taxes.....................................................................24
Other Information.........................................................26
Table of Contents of the Statement of Additional Information..............28

                                     SUMMARY

     In this summary, we discuss some of the important features of your annuity policy. You should read the entire prospectus for more detailed information about your policy and Separate Account B.

     The AFAdvantage Variable Annuity(R). In this prospectus, we describe the AFAdvantage Variable Annuity(R) flexible premium variable and fixed deferred annuity policy that we offer. The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company. Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 17 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio offered by one of the portfolio companies.

     We designed the AFAdvantage Variable Annuity(R) for people seeking long-term tax-deferred earnings, generally for retirement or other long-term purposes. The tax deferred feature is most attractive to people in high federal and state tax brackets. You should not buy the policy if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.

     Like all deferred annuities, the AFAdvantage Variable Annuity(R) has two phases: the accumulation phase and the annuity phase. During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal. Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal. A federal tax penalty may apply if you make withdrawals before you are 59-1/2.

     The annuity phase begins when you start receiving regular payments from your policy. Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected, if any.

     Investment Options. When you invest in the annuity, you may allocate some or all of your investment to our fixed investment option, the Guaranteed Interest Account, or to one or more of the sub-accounts listed below, each of which is a variable investment option:

American Fidelity Dual Strategy Fund, Inc.(R)
American Century Variable Portfolios, Inc. - VP Balanced Fund
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund American Century Variable Portfolios, Inc. - VP Income & Growth Fund American Century Variable Portfolios, Inc. - VP Ultra Fund
American Century Variable Portfolios, Inc. - VP International Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund - Growth and Income Portfolio
Dreyfus Variable Investment Fund - Small Company Stock Portfolio
Dreyfus Variable Investment Fund - International Value Portfolio
Dreyfus Investment Portfolios - Technology Growth Portfolio
FAM Variable Series Funds, Inc. - Mercury Basic Value V.I. Fund(1)
FAM Variable Series Funds, Inc. - Mercury Value Opportunities V.I. Fund(2) Vanguard(R) Variable Insurance Fund - Total Bond Market Index Portfolio Vanguard(R) Variable Insurance Fund - Balanced Portfolio
Vanguard(R) Variable Insurance Fund - Small Company Growth Portfolio
____________________

(1) This investment option was formerly known as the Merrill Lynch Variable Series Fund, Inc. - Basic Value V.I.

(2) This investment option was formerly known as the Merrill Lynch Variable Series Fund, Inc. - Small Cap Value V.I. Fund.

At your direction, we will allocate your purchase payments to the Guaranteed Interest Account or to one or more of the sub-accounts. Each of the sub-accounts invests in a corresponding portfolio. These portfolios offer professionally managed investment choices. You can find a complete description of each of the portfolios in the prospectus for that particular portfolio. You can make or lose money in the variable investment options listed above, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which you allocate your purchase payments. Please see the information on page 16 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us. While your money is in the Guaranteed Interest Account, we guarantee the interest your money will earn. You may still be subject to a withdrawal charge on any withdrawals.

     Taxes. The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment. In most cases, if you withdraw money, earnings come out first and are taxed as income. If you withdraw any money before you are 59-1/2 , you may be charged a federal tax penalty on the taxable amounts withdrawn. In most cases, the penalty is 10% on the taxable amounts. A portion of the payments you receive during the annuity phase of your policy is considered a return of your original investment. That part of each payment is not taxable as income. If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.

     Withdrawals. You may withdraw money at any time during the accumulation phase. A withdrawal charge may apply. Restrictions exist under federal tax law concerning when you can withdraw money from a qualified plan, and you may have to pay income tax and a tax penalty on any money you withdraw. The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and 401 hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on page 21.

     Free Look. If you cancel your policy within 20 days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more. In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.

     Questions. If you have any questions about your AFAdvantage Variable Annuity(R) policy or need more information, please contact us at:

                     American Fidelity Assurance Company
                     Annuity Services Department
                     P.O. Box 25520
                     Oklahoma City, Oklahoma  73125-0520
                     Telephone: (800) 662-1106
                     E-mail:  va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses you will pay when buying, owning and surrendering your policy. The first table describes the fees and expenses that you will pay at the time you buy your policy, surrender the policy or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount)

     Policy                                             Withdrawal
      Year                                                Charge
      ----                                                ------
     1.................................................    8%
     2.................................................    7%
     3.................................................    6%
     4.................................................    5%
     5.................................................    4%
     6.................................................    3%
     7.................................................    2%
     8.................................................    1%
     9+................................................    0%

Transfer Fee    There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred.
                (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).

Loan Fee        5%(1)

     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.

Annual Expenses(2)                                      Current      Maximum
                                                          Fee          Fee
                                                          ---          ---

Policy Maintenance Fee (per policy per year) .........    $30          $36


Separate Account Annual Expenses
  (as a percentage of average account value)            Current       Maximum
                                                          Fee           Fee
                                                          ---           ---

Mortality and Expense Risk Charge.....................    1.25%        1.25%
Account Fees and Expenses
   Administrative Charge..............................    0.15%        0.25%
   Distribution Expense Charge........................    0.10%        0.25%
Total Separate Account Annual Expenses................    1.50%        1.75%
____________________

(1)  We charge an interest rate of 5%.

(2) We currently charge lower fees than the maximum allowed under the policy. The current fees and maximum fees we may charge are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your participant account invested ina portfolio. We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.


     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses           MINIMUM         MAXIMUM
  (expenses that are deducted from portfolio
  assets, including management fees,
  12b-1 fees and other expenses)                      0.17%           2.75%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Fidelity Dual Strategy Fund, Inc.(R)
         Management Fees                                      0.50%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            0.50%

American Century Variable Portfolios, Inc. (1)

VP Balanced Fund (2)
         Management Fees                                      0.90%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            0.90%

VP Capital Appreciation Fund
         Management Fees                                      1.00%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            1.00%

VP Income & Growth Fund
         Management Fees                                      0.70%
         Other Expenses                                       0%
         Total Annual Portfolio Operating Expenses            0.70%

VP Ultra(R) Fund (2)
         Management Fees                                      1.00%
         Other Expenses                                       0.00%
         Total Annual Portfolio Operating Expenses            1.00%

VP International Fund (2)
         Management Fees                                      1.27%
         Other Expenses                                       0.00%
         Total Annual Portfolio Operating Expenses            1.27%

The Dreyfus Socially Responsible Growth Fund, Inc. (3)
         Management Fees                                      0.75%
         Other Expenses                                       0.07%
         Total Annual Portfolio Operating Expenses            0.82%

The Dreyfus Stock Index Fund, Inc.(3)
         Management Fees                                      0.25%
         Other Expenses                                       0.01%
         Total Annual Portfolio Operating Expenses            0.26%

Dreyfus Variable Investment Fund (3)

Growth and Income Portfolio
         Management Fees                                      0.75%
         Other Expenses                                       0.07%
         Total Annual Portfolio Operating Expenses            0.82%

Small Company Stock Portfolio
         Management Fees                                      0.75%
         Other Expenses                                       0.20%
         Total Annual Portfolio Operating Expenses            0.95%

International Value Portfolio
         Management Fees                                      1.00%
         Other Expenses                                       0.25%
         Total Annual Portfolio Operating Expenses            1.25%

Dreyfus Investment Portfolios (3)

Technology Growth Portfolio
         Management Fees                                      0.75%
         Other Expenses                                       0.10%
         Total Annual Portfolio Operating Expenses            0.85%

Federated Insurance Series(4)

Federated Fund For U.S. Government Securities II (5a-b)
         Management Fees                                      0.60%
         Other Expenses                                       0.13%
         Shareholder Service Fee                              0.25%
         Total Annual Portfolio Operating Expenses            0.98%

Federated Capital Appreciation Fund II (6a-e)
         Management Fees                                      0.85%
         Other Expenses                                       1.40%
         Shareholder Service Fee                              0.25%
         Total Annual Portfolio Operating Expenses            2.75%

FAM Variable Series Funds, Inc. (7)(8)

Mercury Basic Value V.I. Fund
         Management Fees                                      0.60%
         Other Expenses                                       0.06%
         Total Annual Portfolio Operating Expenses            0.66%

Mercury Value Opportunities V.I. Fund
         Management Fees                                      0.75%
         Other Expenses                                       0.08%
         Total Annual Portfolio Operating Expenses            0.83%

Neuberger Berman Advisers Management Trust (4) (9)

AMT Balanced Portfolio
         Management Fees                                      0.85%
         Other Expenses                                       0.25%
         Total Annual Portfolio Operating Expenses            1.10%

AMT Growth Portfolio
         Management Fees                                      0.85%
         Other Expenses                                       0.11%
         Total Annual Portfolio Operating Expenses            0.96%

Vanguard(R) Variable Insurance Fund

Total Bond Market Index Portfolio
         Management Fees                                      0.14%
         Other Expenses                                       0.03%
         Total Annual Portfolio Operating Expenses            0.17%

Balanced Portfolio
         Management Fees                                      0.24%
         Other Expenses                                       0.02%
         Total Annual Portfolio Operating Expenses            0.26%

Small Company Growth Portfolio
         Management Fees                                      0.44%
         Other Expenses                                       0.02%
         Total Annual Portfolio Operating Expenses            0.46%
_____________________

(1)  American Century Variable Portfolios, Inc. - Class I Shares.
(2) This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.
(3) The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios - Initial Shares.
(4) All portfolios of Federated Insurance Series and Neuberger Advisers Management Trust ceased to be investment options to new investors on May 1, 2005. If you are currently invested in one of these investment options, you may continue to invest in them, but we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolios. Any investments which have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.
(5)  Federated Fund for U.S. Government Securities II.
     (a) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, at the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.
          o    Total Waiver of Fund Expenses . . . . . . . . . . . . . 0.26%
          o    Total Actual Annual Fund
                 Operating Expenses (after waiver) . . . . . . . . .   0.72%
     (b) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.59% for the fiscal year ended December 31, 2004.
     (c) The Fund did not pay or accrue the shareholder services fee during the fiscal year of December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.
(6)  Federated Capital Appreciation Fund II - Primary Shares.
     (a) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator, distributor and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.
          o    Total Waivers and Reimbursement
                 of Fund Expenses . . . . . . . . . . . . . . . . . . .1.72%
          o    Total Actual Annual Fund Operating
                 Expenses (after waivers and reimbursements) . . . . . 1.03%
     (b) The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) was 0.00% for the fiscal year ending December 31, 2004.
     (c) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2005.
     (d) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2005.
     (e) The administrator voluntarily waived a portion of its fee and the adviser voluntarily reimbursed certain operating expenses of the Fund. The administrator and adviser can terminate this voluntary reimbursement and waiver at any time. Total other expenses paid by the Fund (after the anticipated voluntary reimbursement and waiver) are expected to be 1.03% for the fiscal year ending December 31, 2004.
(7)  FAM Variable Series Fund's, Inc. - Class I Shares.
(8) Merrill Lynch Investment Managers, Inc. ("MLIM") and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement for Class I and Class II Shares, which limits certain operating expenses paid by the Fund, exclusive of any distribution fees imposed on Class II Shares, to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Funds by MLIM which, in turn, will be reimbursed by MLLA.
(9)  Neuberger Berman AMT Portfolios - Class I Shares

Examples

         These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses (other than transfer fees and loan fees), contract fees, separate account annual expenses and portfolio fees and expenses.

         The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios. Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

Time Periods
                                                                 1 Year      3 Years       5 Years        10 Years
                                                                 ------      -------       -------        --------
American Fidelity Dual Strategy Fund, Inc.(R)................(a)  1,032.90    1,300.13     1,630.34       2,587.90
                                                             (b)    232.90      714.80     1,219.25       2,587.90
American Century Variable Portfolios, Inc.
VP Balanced Fund.............................................(a)  1,072.99    1,413.54     1,822.93       2,988.46
                                                             (b)    272.99      835.22     1,420.02       2,988.46
VP Capital Appreciation Fund.................................(a)  1,082.99    1,441.68     1,870.45       3,085.89
                                                             (b)    282.99      865.09     1,469.56       3,085.89
VP Income & Growth Fund......................................(a)  1,052.97    1,357.01     1,727.14       2,790.38
                                                             (b)    252.97      775.20     1,320.16       2,790.38
VP Ultra(R) Fund.............................................(a)  1,082.99    1,441.68     1,870.45       3,085.89
                                                             (b)    282.99      865.09     1,469.56       3,085.89
VP International Fund........................................(a)  1,109.93    1,517.21     1,997.51       3,343.64
                                                             (b)    309.93      945.29     1,602.04       3,343.64

The Dreyfus Socially Responsible Growth Fund, Inc............(a)  1,064.99    1,390.97     1,784.73       2,909.75
                                                             (b)    264.99      811.25     1,380.20       2,909.75

The Dreyfus Stock Index Fund, Inc............................(a)  1,008.77    1,231.41     1,512.83       2,339.00
                                                             (b)    208.77      641.84     1,096.75       2,339.00

Dreyfus Variable Investment Fund
Growth and Income Portfolio..................................(a)  1,064.99    1,390.97     1,784.73       2,909.75
                                                             (b)    264.99      811.25     1,380.20       2,909.75
Small Company Stock Portfolio................................(a)  1,077.99    1,427.62     1,846.72       3,037.31
                                                             (b)    277.99      850.17     1,444.82       3,037.31
International Value Portfolio................................(a)  1,107.94    1,511.64     1,988.16       3,324.81
                                                             (b)    307.94      939.37     1,592.29       3,324.81

Dreyfus Investment Portfolios
Technology Growth Portfolio..................................(a)  1,067.99    1,399.44     1,799.07       2,939.35
                                                             (b)    267.99      820.25     1,395.15       2,939.35

Federated Insurance Series<F1>
Federated Fund For U.S. Government Securities II.............(a)  1,080.99    1,436.06     1,860.96       3,066.49
                                                             (b)    280.99      859.12     1,459.67       3,066.49
Federated Capital Appreciation Fund II.......................(a)  1,256.34    1,920.26     2,662.98       4,627.89
                                                             (b)    456.34    1,373.25     2,295.87       4,627.89

FAM Variable Series Funds, Inc.
Mercury Basic Value V.I. Fund................................(a)  1,048.96    1,345.67     1,707.86       2,750.24
                                                             (b)    248.96      763.15     1,300.06       2,750.24
Mercury Value Opportunities V.I. Fund........................(a)  1,065.99    1,393.80     1,789.51       2,919.63
                                                             (b)    265.99      814.25     1,385.19       2,919.63

Neuberger Berman Advisers Management Trust<F1>
AMT Balanced Portfolio.......................................(a)  1,092.98    1,469.73     1,917.72       3,182.24
                                                             (b)    292.98      894.87     1,518.84       3,182.24
AMT Growth Portfolio.........................................(a)  1,078.99    1,430.44     1,851.47       3,047.05
                                                             (b)    278.99      853.15     1,449.78       3,047.05
Vanguard(R) Variable Insurance Fund<F2>
Total Bond Market Index Portfolio............................(a)    999.70    1,205.51     1,468.39       2,243.96
                                                             (b)    199.70      614.34     1,050.42       2,243.96
Balanced Portfolio...........................................(a)  1,008.77    1,231.41     1,512.83       2,339.00
                                                             (b)    208.77      641.84     1,096.75       2,339.00
Small Company Growth Portfolio...............................(a)  1,028.88    1,288.72     1,610.86       2,546.87
                                                             (b)    228.88      702.68     1,198.94       2,546.87
____________________

<F1>
     All portfolios of Federated Insurance Series and Neuberger Advisers Management Trust ceased to be investment options to new investors on May 1, 2005. If you are currently invested in one of these investment options, you may continue to invest in them, but we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolios. Any investments which have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest
     Account. We will send notice of the transfer deadline at least 60 days before the deadline date.
<F2>
     The portfolios of Vanguard(R) Variable Insurance Fund become available as investment options on May 1, 2005.


     We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2004. Except for American Fidelity Dual Strategy Fund, Inc.(R), we did not independently verify the data provided; however, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

                         CONDENSED FINANCIAL INFORMATION

     During the accumulation phase, we calculate the value of each policy owner's share of different sub-accounts with a unit of measurement called an accumulation unit. The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 1998 (when Separate Account B began operating) and (2) the year that the sub-account began operations. An explanation of how we calculate the value of an accumulation unit is located on page 13.

                                                                   Sub-account                              Number of
                                                                   Unit Value          Sub-account         Sub-account
                                                                       at             Unit Value at         Units at
                                                                   January 1,          December 31,       December 31,
                                                                  --------------      ---------------    ----------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund<F1>
         2001...............................................          $ 10.000           $  9.651            36,514
         2002...............................................          $  9.651           $  8.599            81,687
         2003...............................................          $  8.599           $ 10.119           126,257
         2004...............................................          $ 10.119           $ 10.943           176,890
VP Capital Appreciation Fund<F1>
         2001...............................................          $ 10.000           $  8.226            10,356
         2002...............................................          $  8.226           $  6.385            25,397
         2003...............................................          $  6.385           $  7.578            42,236
         2004...............................................          $  7.578           $  8.031            63,361
VP Income & Growth Fund<F1>
         2001...............................................          $ 10.000           $  9.140            14,457
         2002...............................................          $  9.140           $  7.260            27,264
         2003...............................................          $  7.260           $  9.251            58,478
         2004...............................................          $  9.251           $ 10.297            86,484
VP International Fund<F1>
         2001...............................................          $ 10.000           $  8.439             5,151
         2002...............................................          $  8.439           $  6.619            13,646
         2003...............................................          $  6.619           $  8.119            25,478
         2004...............................................          $  8.119           $  9.192            38,683
VP Ultra Fund<F1>
         2001...............................................          $ 10.000           $  8.992            21,801
         2002...............................................          $  8.992           $  6.847            55,288
         2003...............................................          $  6.847           $  8.424            90,216
         2004...............................................          $  8.424           $  9.185           133,120
AMERICAN FIDELITY DUAL STRATEGY FUND, INC.(R)<F2>
         1999...............................................          $ 10.000           $ 10.827           117,520
         2000...............................................          $ 10.827           $ 10.705           395,899
         2001...............................................          $ 10.705           $  9.351           694,276
         2002...............................................          $  9.351           $  6.904         1,037,323
         2003...............................................          $  6.904           $  8.528         1,344,082
         2004...............................................          $  8.528           $  9.086         1,539,678
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
         1998...............................................          $ 10.000           $ 13.216            45,112
         1999...............................................          $ 13.216           $ 16.935           138,362
         2000...............................................          $ 16.935           $ 14.842           394,034
         2001...............................................          $ 14.842           $ 11.320           766,867
         2002...............................................          $ 11.320           $  7.924         1,135,310
         2003...............................................          $  7.924           $  9.836         1,411,981
         2004...............................................          $  9.836           $ 10.291         1,564,613
THE DREYFUS STOCK INDEX FUND, INC.
         1998...............................................          $ 10.000           $ 12.881           132,663
         1999...............................................          $ 12.881           $ 15.303           426,172
         2000...............................................          $ 15.303           $ 13.676           835,502
         2001...............................................          $ 13.676           $ 11.831         1,239,428
         2002...............................................          $ 11.831           $  9.049         1,696,711
         2003...............................................          $  9.049           $ 11.443         2,110,659
         2004...............................................          $ 11.443           $ 12.472         2,435,599
DREYFUS TECHNOLOGY GROWTH PORTFOLIO<F1>
         2001...............................................          $ 10.000           $  8.133            11,448
         2002...............................................          $  8.133           $  4.854            35,608
         2003...............................................          $  4.854           $  7.219            86,639
         2004...............................................          $  7.219           $  7.144           149,677
DREYFUS VARIABLE INVESTMENT FUND
Growth and Income Portfolio
         1998...............................................          $ 10.000           $ 11.423            55,399
         1999...............................................          $ 11.423           $ 13.153           140,249
         2000...............................................          $ 13.153           $ 12.467           250,767
         2001...............................................          $ 12.467           $ 11.564           373,878
         2002...............................................          $ 11.564           $  8.506           503,816
         2003...............................................          $  8.506           $ 10.606           616,212
         2004...............................................          $ 10.606           $ 11.229           691,609
Small Company Stock Portfolio
         1998...............................................          $ 10.000           $  9.733            38,646
         1999...............................................          $  9.733           $ 10.605            78,432
         2000...............................................          $ 10.605           $ 11.338           118,262
         2001...............................................          $ 11.338           $ 10.998           165,204
         2002...............................................          $ 10.998           $  8.698           203,864
         2003...............................................          $  8.698           $ 12.248           236,722
         2004...............................................          $ 12.248           $ 14.301           265,944
International Value Portfolio<F2>
         1999...............................................          $ 10.000           $ 11.925             6,860
         2000...............................................          $ 11.925           $ 11.314            26,819
         2001...............................................          $ 11.314           $  9.672            56,210
         2002...............................................          $  9.672           $  8.363            79,758
         2003...............................................          $  8.363           $ 11.234           101,663
         2004...............................................          $ 11.234           $ 13.282           126,127
FEDERATED INSURANCE SERIES
Federated Fund for U.S. Government Securities II<F1>
         2001...............................................          $ 10.000           $ 10.291            38,323
         2002...............................................          $ 10.291           $ 11.055            88,566
         2003...............................................          $ 11.055           $ 11.148           142,208
         2004...............................................          $ 11.148           $ 11.378           191,569
Federated Capital Appreciation Fund II<F1>
         2001...............................................          $ 10.000           $  8.281             2,490
         2002...............................................          $  8.281           $  6.285             8,273
         2003...............................................          $  6.285           $  7.672            15,531
         2004...............................................          $  7.672           $  8.117            21,040
FAM VARIABLE SERIES FUNDS, INC.
Mercury Basic Value V.I. Fund<F2>
         1999...............................................          $ 10.000           $  9.973             4,710
         2000...............................................          $  9.973           $ 11.067            17,180
         2001...............................................          $ 11.067           $ 11.366            66,644
         2002...............................................          $ 11.366           $  9.207           153,166
         2003...............................................          $  9.207           $ 12.085           257,674
         2004...............................................          $ 12.085           $ 13.223           386,872
Mercury Value Opportunities V.I. Fund
         1998...............................................          $ 10.000           $  9.379             8,913
         1999...............................................          $  9.379           $ 12.368            23,027
         2000...............................................          $ 12.368           $ 13.981            49,990
         2001...............................................          $ 13.981           $ 17.888           119,801
         2002...............................................          $ 17.888           $ 13.435           214,238
         2003...............................................          $ 13.435           $ 18.915           297,114
         2004...............................................          $ 18.915           $ 21.425           402,337
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Balanced Portfolio<F1>
         2001...............................................          $ 10.000           $  9.482            36,090
         2002...............................................          $  9.482           $  7.739            41,807
         2003...............................................          $  7.739           $  8.864            57,656
         2004...............................................          $  8.864           $  9.545            72,179
AMT Growth Portfolio<F1>
         2001...............................................          $ 10.000           $  8.342             6,289
         2002...............................................          $  8.342           $  5.657            18,478
         2003...............................................          $  5.657           $  7.323            26,700
         2004...............................................          $  7.323           $  8.411            37,685
____________________

<F1>
     This sub-account began operations on May 1, 2001.
<F2>
     This sub-account began operations on May 1, 1999.

     The table above does not include information for the following investment options which become available on May 1, 2005:

         Vanguard(R) Variable Insurance Fund
               Total Bond Market Index Portfolio
               Balanced Portfolio
               Small Company Growth Portfolio

     All portfolios of Federated Insurance Series and Neuberger Advisers Management Trust ceased to be investment options to new investors on May 1, 2005. If you are currently invested in one of these investments, you may continue to invest in them, but we will contact you separately to inform you of the date by which you must notify us of the eligible investment option or options to which you want us to transfer your current investment in the terminated portfolios. Any investments which have not been transferred to an eligible investment option before the deadline we establish will be transferred for you to the Guaranteed Interest Account. We will send notice of the transfer deadline at least 60 days before the deadline date.

                          REVENUE SHARING ARRANGEMENTS

     We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services. In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services. These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses. These payments are sometimes referred to as "revenue sharing." We currently have revenue sharing agreements with Merrill Lynch Asset Management, L.P., The Dreyfus Corporation, American Century Investment Services, Inc., Federated Securities Corp. and Neuberger Berman Management Inc. Our sales people do not receive any additional compensation for selling one fund over another, and they don't give any special preference to a fund just because that fund has a more favorable revenue sharing arrangement with us.

     In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased fund's average daily net assets maintained for our policy holders. These percentages differ based upon the terms of our agreements with the companies as denoted below.
We have entered into revenue sharing arrangements with the following companies:

Portfolio Company.                           Revenue Sharing %
------------------                           -----------------

Merrill Lynch Asset Management, L.P.        0.10%

American Century Investment Services, Inc.  0.20% on assets over $10 million

The Dreyfus Corporation                     0.15% on assets up to $25 million
                                            0.20% on assets over $25 million

Federated Securities Corp.                  0.25%

Neuberger Berman Management Inc.            0.15%


                       THE AFADVANTAGE VARIABLE ANNUITY(R)

Owning an AFAdvantage Variable Annuity(R) Policy

     As the owner of an AFAdvantage Variable Annuity(R) policy, you have all the rights under the policy; however, you can name a new policy owner. A change of owner will revoke any prior designation of owner. Ownership changes must be sent to our home office on an acceptable form. The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it. We will not be liable for any payment made or action taken before we record a change in ownership. The policy owner designated at the time the policy is issued will remain the owner unless changed. A change of ownership may be a taxable event. If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.

     Spouses may own a policy jointly. Upon the death of either owner, the surviving spouse will be the primary beneficiary. If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.

Naming a Beneficiary

     The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

     The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant's life unless you name that person as an irrevocable beneficiary. The interest of an irrevocable beneficiary cannot be changed without his or her consent. To change your beneficiary, you must send a request to our home office on a form we accept. The change will go into effect when signed, subject to any payments we make or action we take before we record the change. A change cancels all prior beneficiaries, except any irrevocable beneficiaries. The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant's death.

Assigning the Policy

     During the annuitant's life, you can assign some or all of your rights under the policy to someone else. A signed copy of the assignment must be sent to our home office on a form we accept. The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it. We are not responsible for the validity or effect of any assignment. If there are irrevocable beneficiaries, you need their consent before assigning your ownership rights in the policy. Any assignment made after the death benefit has become payable will be valid only with our consent. If the policy is assigned, your rights may only be exercised with the consent of the assignee of record. An assignment may be a taxable event.

     If the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.

Voting Rights

     Although we legally own the portfolios' shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote. When we receive your instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek the policy owners' instructions, we will vote the shares in our own right.

            HOW TO PURCHASE AN AFADVANTAGE VARIABLE ANNUITY(R) POLICY

Purchase Payments

     When you invest to buy a policy, you are making your initial purchase payment. Once we receive your initial purchase payment and application, we will issue your policy and allocate your initial purchase payment among the investment options according to your instructions within two business days. We will contact you if you do not provide all of the required information in your application. If we are unable to complete the initial application process within five business days, we will either return your money or get your permission to keep it until we obtain all of the necessary information. If we receive your purchase payment by 3:00 p.m., Central Time, we will apply same day pricing to determine the number of sub-account accumulation units to credit to your account. We reserve the right to reject any application or purchase payment. At the time you buy the policy, the annuitant cannot be older than 85 years old, or the maximum age permitted under state law.

     After your initial purchase payment, you may make purchase payments at any time during the accumulation phase. In accordance with the policy, these payments will be credited to your policy within one business day. The minimum amount of each purchase payment, including your initial payment, is $25. You may increase, decrease or change the amount of your purchase payments at any time, in accordance with the policy. Your policy will not lapse if no purchase payments are made in a policy year. All payment allocations among the investment options must be in whole percentages.

Accumulation Units

     Each sub-account has its own value. If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments. (The same thing is not true if you invest solely in the Guaranteed Interest Account.) The value of your policy will also depend on the expenses of the policy. In order to keep track of the value of your interest in the sub-accounts during the accumulation phase, we use a measurement called an accumulation unit. We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.

     We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o subtracting from that amount any mortality and expense risk, administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day.

     When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

     The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.

Example

     On Thursday, we receive an additional purchase payment of $100 from you. You allocate this amount to the Dreyfus Stock Index Fund, Inc. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund, Inc. is valued at $10.75. To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for The Dreyfus Stock Index Fund, Inc. sub-account.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular monthly income payments from the annuity. You must notify us of your desired annuity date at least 30 days before you want to begin receiving annuity payments. You may change the annuity date by written request any time before the original annuity date. Any change must be requested at least 30 days before the new annuity date.

     The duration of your annuity period will impact the amount of your monthly annuity payments. Choosing an early annuity date may increase the duration of your annuity period, which will decrease the amount of your monthly annuity payments.

     The earliest date you may request commencement of your annuity payments is 30 days after we issue your annuity policy. The annuity date may not be later than your 85th birthday (or the annuitant's birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier. If your policy is issued pursuant to a qualified plan, you are generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which you retire or the calendar year in which you turn 70-1/2, whichever comes later (or age 70-1/2 if the policy is issued pursuant to an Individual Retirement Annuity). In addition, the annuity date is subject to the limitations described under "Tax Treatment of Withdrawals -- Tax-Deferred Annuities and 401(k) Plans" on page 26 of this Prospectus, if the policy is issued pursuant to such an annuity or plan.

Selecting an Annuity Option

         We offer various income plans for your annuity payments. We call these annuity options. The annuity options allow you to choose the form of annuity payments you receive. In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 days before the annuity date. If no option is selected, we will make annuity payments to you in accordance with Option 2 below and the full value of your policy will be paid out in 120 monthly payments. Prior to the annuity date, you may change the annuity option selected by written request. Any change must be requested at least 30 days prior to the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth. If a policy is issued pursuant to a qualified plan, you may be required to obtain spousal consent to elect an annuity option other than a joint and survivor annuity.

     You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change your annuity option.

------------------ --------------------- ---------------------------------------------------------------------
OPTION 1           Lifetime Only               We will make monthly payments during the life of the
                   Annuity               annuitant.  If this option is elected, payments will stop when the annuitant dies.
------------------ --------------------- ---------------------------------------------------------------------

OPTION 2           Lifetime Annuity            We will make monthly payments for the guaranteed period
                   with Guaranteed       selected during the life of the annuitant.  When the annuitant
                   Periods               dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death. The guaranteed period may be 10 years or 20 years.
------------------ --------------------- ---------------------------------------------------------------------

OPTION 3           Joint and Survivor          We will make monthly payments during the joint lifetime of
                   Annuity               two people, usually husband and wife, whose lives are the subject of the policy. Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise. Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66-2/3% or 50% of the annuity payment in effect originally. If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66-2/3% or
                                         50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66-2/3% or 50%, as applicable of the number of annuity units credited to the participant as of the date of the death of the first annuitant.
------------------ --------------------- ---------------------------------------------------------------------

OPTION 4           Period Certain              We will make monthly payments for a specified period.  The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.
------------------ --------------------- ---------------------------------------------------------------------

Annuity Payments

     Annuity payments are paid in monthly installments. Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account). Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity). Depending on your election, the value of your policy (adjusted for the policy maintenance charge and any taxes) will be applied to provide the annuity payment. If no election has been made 30 days prior to the annuity date, amounts in the Guaranteed Interest Account will be used to provide a fixed annuity and amounts in the variable investment options will be used to provide a variable annuity.

     If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:

     o the value of your policy in the variable investment options on the annuity date,

     o the assumed investment rate used in the annuity table for the policy, and

     o the performance of the portfolios that correspond with the sub-accounts you selected.

     More than one assumed investment rate is available. You may select either 1%, 3% or 5%. If one is not chosen, the assumed investment rate will be 3%. If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease. If you choose a higher assumed investment rate, your initial annuity payment will be higher. Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate. The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.

                               INVESTMENT OPTIONS

     When you buy an AFAdvantage Variable Annuity(R) policy, you can allocate the money you invest under the policy to our Guaranteed Interest Account and any one or more of Separate Account B's sub-accounts. Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

---------------------------------------------------- -------------------------------- ----------------------------------------------
                       NAME                                      TYPE OF                           INVESTMENT ADVISOR/
                                                            PORTFOLIO COMPANY                          SUB-ADVISOR
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Fidelity Dual Strategy Fund, Inc.(R)        Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Seneca Capital Management, LLC
                                                                                      and Todd Investment Advisers, Inc.
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Century Variable Portfolios, Inc.           Open-end, management             Advisor:  American Century Investment
Portfolios available under AFAdvantage Variable      investment company offering      Management, Inc.
Annuity(R) policy:                                   one or more portfolios
o        VP Balanced Fund                            available under the              Sub-Advisor:  None
o        VP Capital Appreciation Fund                AFAdvantage Variable Annuity(R)
o        VP Income & Growth Fund
o        VP Ultra(R) Fund
o        VP International Fund
(Call 800-345-6488 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
The Dreyfus Socially Responsible                     Open-end, diversified,           Advisor:  The Dreyfus Corporation
 Growth Fund, Inc.                                   management investment company
(Call 800-554-4611 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
The Dreyfus Stock Index Fund, Inc.                   Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Index Fund Manager:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
o        Growth and Income Portfolio                 available under the
o        Small Company Stock Portfolio               AFAdvantage Variable Annuity(R)
o        International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
o        Technology Growth Portfolio                 available under the
(Call 800-554-4611 to request portfolio prospectus)  AFAdvantage Variable Annuity(R)
---------------------------------------------------- -------------------------------- ----------------------------------------------
FAM Variable Series Funds, Inc.                      Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under AFAdvantage Variable      investment company offering      L.P.
Annuity(R) policy:                                   one or more separate funds
o        Mercury Basic Value V. I. Fund              available under the              Sub-Advisor:  None
o        Mercury Value Opportunities V. I. Fund      AFAdvantage Variable Annuity(R)
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Vanguard(R) Variable Insurance Fund                  Open-end management investment   Advisor of Vanguard VIF Total Bond Market
Portfolios available under AFAdvantage Variable      company offering one or more     Index Portfolio:  The Vanguard Group
Annuity(R)  policy:                                  portfolios available under the
o        Total Bond Market Index Portfolio           AFAdvantage Variable Annuity(R)  Sub-Advisor:  None
o        Balanced Portfolio
o        Small Company Growth Portfolio                                               Advisor of Vanguard VIF Balanced Portfolio:
(Call 800-210-6348 to request portfolio prospectus)                                   Wellington Management Company, LLP

                                                                                      Sub-Advisor:  None

                                                                                      Advisors of Vanguard VIF Small Company Growth
                                                                                      Portfolio:  Granahan Investment Management,
                                                                                      Inc., and Grantham, Mayo, Van Otterloo & Co.
                                                                                      LLC

                                                                                      Sub-Advisor:  None
---------------------------------------------------- -------------------------------- ----------------------------------------------

     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the investment options. You may get copies of the prospectuses by calling the telephone numbers set forth in the table on the previous page. You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers on the previous page, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFAdvantage Variable Annuity(R) policy. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     At your direction, we will make transfers between any of the investment options to which you have allocated money. We reserve the right to limit the number of transfers that may be made. All of the transfers you make in any one day count as one transfer. If you transfer funds between investment options, we will not be liable for transfers we make at your direction. All transfers must be in whole percentages. We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.

     Transfers During the Accumulation Phase. If you make more than 12 transfers in a policy year, we will deduct a transfer fee. The fee is $25 per transfer or 2% of the amount transferred, whichever is less. In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of your participant account is valued at less than $500, in which case you must transfer the entire amount. All transfers must be in whole percentages.

     Transfers During the Annuity Phase. During the annuity phase, you may only make one transfer in each policy year. You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option. There is no transfer fee charged for the one transfer. You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.

Automatic Dollar Cost Averaging

     Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as a source of the transfer. By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation phase.

     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Asset Rebalancing

     After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift. At your direction, we will automatically rebalance your policy to return it to your original percentage allocations. If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year. Asset rebalancing is only available during the accumulation phase. If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee, however, no other fees are charged.

Frequent Purchases and Redemptions

     Market timing policies are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners. Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies.

     We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B, which includes variable investment options, as well as a fixed annuity account option. Market timing can be accomplished by switching back and forth between investment options. Market timing can make it very difficult for a portfolio company to manage an underlying portfolio's investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.

     In light of the risk posed to policy owners and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend or change the ability of policy owners to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity. In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

     o We assess a charge against policy owners who make transfers between investment options more than 12 times per year during the Accumulation Phase.

     o We only allow one transfer per year during the Annuity Phase (unless the policy owner has elected a fixed annuity option, in which case no transfers are allowed).

     o We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

     o    We do not accept telephone transactions.

     o We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.

     o We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile. This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

     o If a policy owner attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the policy owner will be assessed a withdrawal charge of up to 8% at the time of each withdrawal. While not designed specifically to discourage market timing activities these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.

     Our transfer restrictions are designed to prevent excessive transfers. However, such restrictions are not capable of preventing every potential occurrence of excessive transfer activity.

                                    EXPENSES

     Some charges and expenses that exist in connection with the policy will reduce your investment return. You should carefully read this section for information about these expenses.

Insurance Charges

         We deduct insurance charges each day. We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units. The insurance charges include:

     o    mortality and expense risk;

     o    administrative expense; and

     o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted. This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge is equal, on an annual basis, to .15% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge is equal, on an annual basis, to .10% of the average daily value of the policy invested in a sub-account, after expenses are deducted. We may increase this charge, but it will never be more than .25% of the average daily value of your participant account invested in a sub-account. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals you make may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the policy. During the accumulation phase, you can make withdrawals from your policy in the manner described in "Withdrawals." During the first policy year, we charge a withdrawal fee for each withdrawal. After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge. The free withdrawal cannot be carried forward from one policy year to the next. The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table on page 3.

     We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. The charge for partial withdrawals will be deducted from the value of your policy remaining. No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the policy. Accordingly, for tax purposes, earnings are considered to come out of your policy first. There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan. For more information, you should read "Taxes" beginning on page 24 and the related discussion in our Statement of Additional Information.

     We may reduce or eliminate the withdrawal charge if we sell the policy under circumstances which reduce its sales expenses. These circumstances might include a large group of individuals that intend to purchase the policy or a prospective purchaser who already has a relationship with us. We do not deduct withdrawal charges for policies issued to our officers, directors or employees or to any of our affiliates. Any circumstances resulting in the reduction or elimination of the withdrawal charge requires our prior approval.

Transfer Charge

     There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred, whichever is less. Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

Policy Maintenance Charge and Portfolio Expenses

     We deduct $30 from your policy every year as a policy maintenance charge. Although we reserve the right to change the policy maintenance charge, it will never be more than $36 per year. The charge will be deducted pro-rata from the investment options you have chosen. During the accumulation phase, the policy maintenance charge will be deducted each year on your policy anniversary date. During the annuity phase, we will deduct the charge pro-rata from your annuity payments. If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance charge will be deducted.

     There are also deductions from and expenses paid out of the assets of the various portfolios which are described in the prospectuses for the portfolios.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 3.5%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     You may withdraw cash from the annuity by redeeming all or part of the accumulation units in your participant account at any time before we begin making annuity payments to you. You can make partial and total withdrawals only during the accumulation phase of your policy. Any partial withdrawal must be at least $250, although we may make exceptions for hardship. The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal. The withdrawal charge, the policy maintenance charge and any taxes due will be deducted from the amount withdrawn before you receive it. We will deduct an equal dollar amount of the money you withdraw pro-rata from each of your investment options. If you do not want the withdrawal to come from each of your investment options equally, you must tell us using a form we accept. After a withdrawal, the value of your policy cannot be less than $100. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

     If you make a withdrawal request, and we receive your request prior to 4:00 p.m. Eastern Time, your withdrawal request will be processed on the same day. Withdrawal requests received after 4:00 p.m. Eastern Time will be processed on the next day. Withdrawal proceeds will be delivered to you by U.S. mail and, generally, will be delivered within three to five days of the date on which we receive your withdrawal request.

     Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax-Deferred Annuity or 401(k) plan. For a more complete explanation, see "Taxes" and the discussion in our Statement of Additional Information.

Systematic Withdrawal Program

     After you have owned your policy for one year, you can participate in our systematic withdrawal program. If you participate in this program you cannot exercise the 10% free withdrawal option discussed on page 20. If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge. During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals. After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary. Systematic withdrawals can be made monthly, quarterly or semi-annually. The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program. We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time. Income taxes and tax penalties may apply to systematic withdrawals.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                                      LOANS

     If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and have allocated purchase payments to the Guaranteed Interest Account, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year. The value of your policy in the Guaranteed Interest Account serves as the security for the loan. The loan cannot be more than $50,000 or one-half of the value of your policy in the Guaranteed Interest Account, whichever amount is less. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan we will make is $2,500. We can change this amount at our discretion.

     We charge an interest rate of 5% on any loans that you take against your policy.

     If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable. If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines. If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable. There are special repayment guidelines available to you for personal or military leave. If a leave of absence is anticipated, you should contact us for assistance.

     Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate. The beneficiary will receive the death benefit reduced by the loan balance. If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.

                                  DEATH BENEFIT

Death Benefit Amount

     The death benefit will be the greater of: (1) the purchase payments you have made, less any money you have taken out and any applicable withdrawal charges; or (2) the value of your policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death and an election for the payment period.

Death of Owner Before Annuity Date

     If you or any joint owner dies before the annuity date, the death benefit will be paid to the beneficiary. When any joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other person chosen as a beneficiary at the time of death will be treated as a contingent beneficiary. The death benefit will be paid under one of the death benefit options discussed below.

Death Benefit Options

     If you or any joint owner dies before the annuity date, a beneficiary who is not your spouse must elect the death benefit to be paid under one of the following options:

     o    lump sum payment;

     o payment of the entire death benefit within five years of the date of your death or the death of any joint owner; or

     o payment of the death benefit under any annuity option. If this option is chosen, the annuity must be distributed over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. The distribution must begin within one year of the date of your death or any joint owner's death.

     Any portion of the death benefit not applied under an annuity option within one year of the date of death must be distributed within five years of the date of death.

     If the beneficiary is your spouse, he or she may:

     o choose to continue the policy in his or her own name at the current value of the policy;

     o    choose a lump sum payment of the death benefit; or

     o    apply the death benefit to an annuity option.

     If the deceased owner was also the annuitant and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.

     If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the election, unless the suspension or deferral of payments provision is in effect. Payment to the beneficiary (other than a lump sum payment) may only be elected during the 60 day period beginning with the date we receive proof of death. If the beneficiary does not select a payment method during the 60 day period after we receive proof of death, the death benefit will be paid in a lump sum.

Death of Annuitant Before the Annuity Date

     If you are not the annuitant and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary. The death benefit will be paid in a lump sum and must be paid in full within five years of the date of death. If the owner is a non-individual (e.g., a corporation), the death of the annuitant will be treated as the death of the owner.

Death of Owner After the Annuity Date

     If you, or any joint owner who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death or such joint owner's death. When any owner dies during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

Death of Annuitant After the Annuity Date

     If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected. Death benefits will be paid at least as rapidly as they were being paid at the annuitant's death.

                                      TAXES

     The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Annuity Policies in General

     The rules of the Internal Revenue Code of 1986, as amended (the "Code") which relate to annuities generally provide that you will not be taxed on any increase in the value of your policy until a distribution occurs -- either as a withdrawal or as annuity payments. Different rules exist regarding how you will be taxed depending on the distribution and the type of policy.

     You will be taxed on the amount of any withdrawal that is attributable to earnings. Different rules apply to annuity payments. A portion of each annuity payment you receive will be treated as a partial return of the money you invested to buy the policy. This amount will not be taxed (unless you paid for the policy on a pre-tax basis under a qualified plan). The remaining portion of the annuity payment will be treated as ordinary income. The amount of each annuity payment that is considered taxable or non-taxable depends upon the period over which the annuity payments are expected to be made. The entire amount of annuity payments received after you have received the full amount of the money you invested to buy the policy is considered income.

Tax Treatment of Withdrawals

     If you purchase a policy under a qualified plan, your policy is referred to as a qualified policy. Examples of qualified plans are Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities (sometimes referred to as 403(b) Policies); H.R. 10 Plans (sometimes referred to as Keogh plans); and Corporate Pension and Profit Sharing/401(k) Plans.

     If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.

Non-Qualified Policies

     If you own a non-qualified policy and you make a withdrawal from the policy, the Internal Revenue Code treats the withdrawal as coming first from any earnings and then from the money you invested to pay for your policy, which we call your purchase payments. In most cases, withdrawn earnings are considered income.

     Any amount you receive which is considered income may be subject to a 10% tax penalty. Some distributions that are excepted from the 10% penalty are listed below:

     o distributions made on or after the date on which the taxpayer reaches age 59-1/2;

     o    distributions made on or after the policy holder dies;

     o distributions attributable to the taxpayer becoming disabled (as that term is defined in Section 72(m)(7) of the Code);

     o distributions made in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;

     o under an immediate annuity contract (as that term is defined in Section 72(u)(4) of the Code); or

     o from amounts which come from purchase payments made before August 14, 1982.

Certain other exemptions may also be available.

     When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

     The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59-1/2 years old or one of the other exceptions to the penalty applies.

Qualified Policies

     The information above describing the taxation of non-qualified policies does not apply to qualified policies. If you make a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the retirement plan. To the extent an exception does not apply, the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including policies issued and qualified under Code Sections 403(b) (Tax-Deferred Annuities), 408 and 408A (Individual Retirement Annuities) and 401 (H.R. 10 and Corporate Pension and Profit Sharing/401(k) Plans). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to distributions:

     o if the distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59-1/2;

     o following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is defined in Section 72(m)(7) of the Code);

     o made after separation from service (in the case of an Individual Retirement Annuity, a separation from service is not required), if the distributions are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such person and his designated beneficiary;

     o to an owner or annuitant (as applicable) who has separated from service after he has turned 55, except in the case of an Individual Retirement Annuity;

     o made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care;

     o    made on account of a levy by the Internal Revenue Service under
          Section 6331 of the Code on a qualified retirement plan;

     o made to an alternate payee pursuant to a qualified domestic relations order, except in the case of an Individual Retirement Annuity;

     o from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t) (7) of the Code) of such person for the taxable year; and

     o from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t) (8) of the Code).

     The Statement of Additional Information contains a more complete discussion of withdrawals from qualified policies.

Tax-Deferred Annuities and 401(k) Plans

     The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities. Withdrawals can only be made when an owner:

     o    reaches age 59-1/2;

     o    leaves his/her job;

     o    dies; or

     o    becomes disabled (as that term is defined in the Code).

     A withdrawal may also be made in the case of hardship; however, the owner can only withdraw purchase payments and not any earnings. Similar limitations apply to a policy issued pursuant to a 401(k) Plan.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia. Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     We have been a wholly owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises, A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account B

     We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AFAdvantage Variable Annuity(R) policies. The inception date for Separate Account B was October 27, 1997 when its registration with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 became effective. The Separate Account is divided into 17 sub-accounts.

     We hold Separate Account B's assets in our name on behalf of Separate Account B, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account's assets are credited to or charged against Separate Account B without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the AFAdvantage Variable Annuity(R).

Underwriter

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account B's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                           Page
                                                                           ----

General Information and History of American Fidelity Assurance Company.......1
Federal Tax Status...........................................................2
Annuity Provisions..........................................................11
Offering of the AFAdvantage Variable Annuity(R).............................12
Legal Opinions..............................................................12
Underwriter.................................................................12
Custodian and Independent Registered Public Accounting Firm.................12
Investment Consultant.......................................................12
Financial Statements........................................................13

------------------------                                  [PLACE
------------------------                                   STAMP
------------------------                                    HERE]


                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520

                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:

[ ] AFAdvantage Variable Annuity(R)      [ ] Dreyfus Variable Investment Fund
[ ] American Fidelity Dual Strategy      [ ] Dreyfus Investment Portfolios
    Fund, Inc.(R)                        [ ] Federated Insurance Series
[ ] American Century Variable            [ ] FAM Variable Series
    Portfolios, Inc.                         Funds, Inc.
[ ] The Dreyfus Socially Responsible     [ ] Neuberger Berman Advisers
    Growth Fund, Inc.                        Management Trust
[ ] The Dreyfus Stock Index Fund, Inc.   [ ] Vanguard(R) Variable Insurance Fund



Name     ________________________________________________________________
         (please print)
Address ________________________________________________________________

        ________________________________________________________________

        ________________________________________________________________

________________________________________________________________________________

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2005 for the AFAdvantage Variable Annuity(R).

     The Prospectus contains information that a prospective investor should know before investing. For a copy of the Prospectus,

          write to us at:               call us at:          e-mail us at:
          P.O. Box 25520               (800) 662-1106     va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

General Information and History of American Fidelity Assurance Company.......1
Federal Tax Status...........................................................2
Annuity Provisions..........................................................11
Offering of the AFAdvantage Variable Annuity(R).............................12
Legal Opinions..............................................................12
Underwriter.................................................................12
Custodian and Independent Registered Public Accounting Firm.................12
Investment Consultant.......................................................12
Financial Statements........................................................13

________________________________________________________________________________

                         AFAdvantage Variable Annuity(R)

                                    issued by

                      American Fidelity Separate Account B

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005
________________________________________________________________________________

                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

     American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises, A Limited Partnership.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner (other than a corporation or other non-natural person) is not taxed on increases in the value of a policy until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the policy. For non-qualified policies, this cost basis is generally the purchase payments, while for qualified policies there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the policy (adjusted for any period certain or refund feature) bears to the expected return under the policy. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the policy (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. The exclusion amount for payments made from a policy issued pursuant to a qualified plan is generally determined by dividing the cost-basis of the policy by the anticipated number of payments to be made under the policy. Payments received after the investment in the policy has been recovered (i.e., when the total of the excludable amounts equal the investment in the policy) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of qualified plans there may be no cost basis in the policy within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the policies should seek competent financial advice about the tax consequences of any distributions.

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to the policy owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Multiple Policies

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Policies Owned By Other Than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

Tax Treatment of Assignments

     An assignment or pledge of a policy may be a taxable event. Owners should therefore consult competent tax advisors should they wish to assign or pledge their policies.

Income Tax Withholding

     All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are eligible for a direct rollover but are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; (c) hardship withdrawals; or (d) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals -- Non-Qualified Policies

     The following discussion in this section explains how the general principles of tax-deferred investing apply to a non-qualified policy when the owner of such policy is a natural person. As described above, different rules may apply to an owner of a non-qualified policy that is not a natural person, such as a corporation. The discussion assumes at all times that the non-qualified policy will be treated as an "annuity policy" under the Code.

Tax Treatment of Withdrawals, Surrenders and Distributions

     The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer's marginal income tax rate.

     Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer's income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer's principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income. If the non-qualified policy contains investments made prior to August 14, 1982, a partial withdrawal from the policy will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

     Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer's then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.

Tax Treatment of Annuity Payments

     If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

Penalty Tax on Distributions

     Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer's income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59-1/2;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;

     o A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and

     o A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).

Required Distributions

     To qualify as an "annuity policy" under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within 5 years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner's spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death). Payments made upon the death of the annuitant who is not the owner of the policy do not qualify for the death of the owner exception to the 10% penalty tax described above, unless another exception applies.

     The above information does not apply to qualified policies. However, separate tax withdrawal penalties and restrictions apply to such qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Qualified Plans

     The policies offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into American Fidelity Assurance's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law. Following are general descriptions of the types of qualified plans with which the policies may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a policy issued under a qualified plan.

     Policies issued pursuant to qualified plans include special provisions restricting policy provisions that may otherwise be available and described in this Statement of Additional Information. Generally, policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Policies.")

Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the policies for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Policies" and "Tax-Sheltered Annuities and 401(k) Plans - Withdrawal Limitations.") Employee loans are allowed under these policies. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment and the tax consequences of loans.

Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Policies.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $4,000 per year ($4,500 for individuals who are at least 50 years of age). Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $4,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and traditional IRAs. Additional catch-up contributions are permitted under certain circumstances.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59-1/2; on the individual's death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

H.R. 10 Plans

     Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Corporate Pension and Profit Sharing/401(k) Plans

     Generally, Sections 401(a) and 401(k) of the Code permit non-governmental employers to establish various types of tax-deferred retirement plans for employees. These retirement plans may permit the purchase of the policies to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Policies.") Purchasers of policies for use with Corporate Pension or Profit Sharing/401(k) Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -- Qualified Policies

     The following discussion explains how the general principles of tax-deferred investing apply to policies issued pursuant to qualified plans.

Special Tax Treatment for Lump Sum Distributions from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan

     If the taxpayer receives an amount from a Policy issued pursuant to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.

Special Rules for Distributions that are Rolled Over

     In addition, special rules apply to a distribution from a Policy that relates to a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or a
Section 403(b) Tax-Sheltered Annuity if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt to an "eligible retirement plan" which includes the following:

     o a traditional individual retirement arrangement under Section 408 of the Code;

     o another Code Section 401(a) Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan or an annuity plan under Section 403(a) of the Code;

     o a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. Eligible rollover distributions are subject to a mandatory 20% federal tax withholding unless the eligible rollover distribution is transferred to an eligible retirement plan in a trustee to trustee rollover. In general, a distribution from a Corporate Pension or Profit Sharing/401(k) or H.R. 10 Plan, IRA, Section 403(b) Plan or governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It represents the return of "after-tax" contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangement under Section 408 of the Code, a Corporate Pension Profit Sharing/401(k) or H.R.10 Plan and certain requirements are met);

     o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

     o    It is made from a Plan by reason of a hardship.

     Required minimum distributions under Section 401(a)(9) include the following required payments:

     o If the plan is an Individual Retirement Annuity, payments required by the April 1 following the calendar year in which the taxpayer reaches age 70-1/2 or any later calendar year; and

     o If the plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, Tax-Sheltered Annuity, or 457(b) Deferred Compensation Plan (and if the taxpayer does not own more than 5% of the employer maintaining the applicable plan), payments required by the later of the April 1 following the calendar year in which the taxpayer reaches age 70-1/2 or the calendar year the taxpayer terminates employment with the employer or for any later calendar year. The above rule for IRAs applies to taxpayers who are more than 5% owners.

     The administrator of the applicable qualified plan should provide additional information about these rollover tax rules when a distribution is made.

Distributions in the Form of Annuity Payments

     If any distribution is made from a qualified policy issued pursuant to a qualified plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer's "after-tax" contributions to the policy (and any other cost basis in the Policy). To the extent the payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing the "after-tax" contributions and other cost basis in the policy at the time the annuity payments begin by the anticipated number of payments to be made under the policy. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income.

Penalty Tax on Withdrawals

     Generally, there is a penalty tax equal to 10% of the portion of any payment from a qualified policy that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o A distribution that is made on or after the date the taxpayer reaches age 59-1/2;

     o A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;

     o    A distribution that is made on or after the death of the owner;

     o A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the qualified policy (and, with respect to qualified policies issued pursuant to Corporate Pension and Profit Sharing/401(k) or H.R. 10 Plans, which begin after the taxpayer separates from service with the employer maintaining the plan);

     o A distribution that is made by reason of separation from service with the employer maintaining the applicable plan during or after the calendar year in which the taxpayer reaches age 55;

     o A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical-care under
          Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);

     o A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to Individual Retirement Annuities);

     o Distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days);

     o Distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and

     o Distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Required Distributions

     Distributions from a policy issued pursuant to a qualified plan (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70-1/2; and

     o If the qualified plan is a Corporate Pension or Profit Sharing/401(k), H.R. 10, or 403(b) Tax-Sheltered Annuity Plan and the taxpayer does not own more than 5% of the employer maintaining the plan, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70-1/2 or the calendar year in which the taxpayer terminates employment with the employer and

     o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

Tax-Sheltered Annuities and 401(k) Plans -- Withdrawal Limitations

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) or 401(k) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the owner's policy value which represents contributions by the owner and does not include any investment results. The limitations on withdrawals apply only to salary reduction contributions made after the end of the plan year beginning in 1988, and to income attributable to such contributions and to income attributable to amounts held as of the end of the plan year beginning in 1988.

     The limitations on withdrawals do not affect rollovers and transfers between certain qualified plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax-Sheltered Annuities/Loans

     If a policy is issued pursuant to a 403(b) Tax-Sheltered Annuity, the owner may take a loan under the policy at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy in the guaranteed interest account. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $2,500 (which can be changed at our discretion).

     If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner's vested account balance or $10,000; or (2) $50,000, reduced by the Owner's highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.

                               ANNUITY PROVISIONS

Variable Annuity Payout

     An owner may elect a variable annuity payout. Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period. Variable annuity payments are not guaranteed as to dollar amount.

     American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date. This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option. The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.

     The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable sub-account. The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.

Variable Annuity Unit

     The value of any annuity unit for each sub-account was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

     o The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and

     o The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.

     An owner can choose either a 1%, 3%, or 5% assumed investment rate. If one is not chosen, the assumed investment rate will be 3%.

     The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option. A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment. Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.

Fixed Annuity Payout

     The dollar amount of each fixed annuity payment will not vary. The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.

     American Fidelity Assurance Company is currently offering one form of a policy for Separate Account B which provides for a guaranteed minimum interest rate of 3%. Under this policy, the dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the 3% annuity table. However, we may begin offering another form of the policy for Separate Account B which provides for a guaranteed minimum rate of 1%. If this occurs, the 1% guaranteed minimum interest rate would only apply to new contracts issued from that time forward.

     The 1% guaranteed minimum interest rate policy, if offered, is an annual indexed rate determined as the lesser of 3% per annum and the five year Constant Maturity Treasury Rate reported by the Federal Reserve over a three month average, reduced by 1.25% rounded to the nearest .05%. Each year on November 1, we will calculate the guaranteed minimum interest rate to take effect on the following January 1st.

     Under this indexed policy form, the guaranteed minimum interest rate could change each year during the accumulation period. After election of an annuity payout option, the guaranteed rate for the Annuity Income Period will be locked in at the minimum guaranteed rate in effect at the time the election is made. Under this policy, the guaranteed minimum interest rate will never be less than 1%.

                 OFFERING OF THE AFADVANTAGE VARIABLE ANNUITY(R)

     American Fidelity Separate Account B offers the AFAdvantage Variable Annuity(R) primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs. This is accomplished by our sales representatives meeting directly with such educators.

                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2002, 2003, and 2004 were $519,401, $613,362, and $668,173, respectively.

           CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The financial statements of American Fidelity Separate Account B that will be included in this Statement of Additional Information by amendment have been audited by KPMG LLP, independent registered public accounting firm. KPMG LLP's address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

                              INVESTMENT CONSULTANT

     Asset Services Company, L.L.C., 5101 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and its investment advisor. Under the investment consultant agreement, from time to time, Asset Services provides certain reports and information to Separate Account B and its investment advisor. Asset Services is an indirect subsidiary of American Fidelity Corporation, which owns 100% of the fund's investment advisor.

     American Fidelity Assurance Company, the separate account's investment advisor, pays all of Asset Services' compensation for its services as custodian. Asset Services received $3,600, $1,613 and $0 for services performed with regard to Separate Account B in 2002, 2003 and 2004, respectively.

                              FINANCIAL STATEMENTS

     Following are the financial statements of Separate Account B and American Fidelity Assurance Company. The consolidated financial statements of American Fidelity Assurance Company included herein should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                              Financial Statements

                                December 31, 2004

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm



Board of Directors
American Fidelity Assurance Company, and
Contract Owners
American Fidelity Separate Account B:


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company Stock, International Value, Technology Growth, Value Opportunities V.I. (formerly Small Cap Value V.I.), Basic Value V.I., VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International, Dual Strategy Fund, U.S. Government, Capital Appreciation, AMT Balanced, and AMT Growth segregated subaccounts of American Fidelity Separate Account B as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of Account B's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2004 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated Subaccounts of American Fidelity Separate Account B as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                             KPMG LLP


Oklahoma City, Oklahoma
January 19, 2005

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                         December 31, 2004


                                                                            Segregated Subaccounts
                                                   --------------------------------------------------------------------------------
                                                    Socially                    Growth       Small
                                                   Responsible       Stock        and       Company     International    Technology
                                                     Growth          Index      Income       Stock          Value          Growth
                                                   --------------------------------------------------------------------------------
Investments:
  Dreyfus Socially Responsible Growth
    Fund, Inc. (639,742 shares at net
    asset value of $25.17 per share)
   (cost $17,529,979)                              $16,102,316
  Dreyfus Stock Index Fund (983,403
    shares at net asset value of $30.89
    per share) (cost $29,370,398)                                  30,377,312
  Dreyfus Variable Investment Funds:
    Growth and Income Portfolio
      (362,902 shares at net asset
      value of $21.40 per share)
      (cost $7,633,291)                                                        7,766,097
    Small Company Stock Portfolio
      (167,843 shares at net asset
      value of $22.66 per share)
      (cost $2,880,807)                                                                    3,803,314
    International Value Portfolio
      (105,700 shares at net asset
      value of $15.85 per share)
      (cost $1,340,278)                                                                                    1,675,343
  Dreyfus Investment Portfolios:
    Technology Growth Portfolio
      (122,636 shares at net asset
      value of $8.72 per share)
      (cost $957,734)                                                                                                     1,069,384
                                                  ------------     ----------   ---------   ----------    -------------   ----------
       Total assets                                16,102,316      30,377,312   7,766,097   3,803,314      1,675,343       1,069,384
       Total liabilities                                  661           1,247         319         156             69              44
                                                  ------------     ----------   ---------   ----------    -------------   ----------

Net assets                                        $16,101,655      30,376,065   7,765,778   3,803,158      1,675,274       1,069,340
                                                  ===========      ==========   =========   =========     =============   ==========

Accumulation units outstanding                      1,564,613       2,435,599     691,609     265,944        126,127         149,677
Net asset value per unit                          $    10.291          12.472      11.229      14.301         13.282           7.144


See accompanying notes to financial statements.


                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                Statements of Assets and Liabilities
                                         December 31, 2004


                                                                       Segregated Subaccounts
                                                                 ---------------------------------
                                                                    Value
                                                                 Opportunities             Basic
                                                                     V.I.               Value V.I.
                                                                 ---------------------------------
Investments:
  Merrill Lynch Variable Series Funds:
    Value Opportunities V.I. Fund  (329,393 shares at net
      asset value of $26.17 per share) (cost $7,715,137)          $  8,620,225
    Basic Value V.I. Fund (325,847 shares at net
      asset value of $15.70 per share) (cost $4,290,267)                                5,115,800
                                                                  ------------        -----------
       Total assets                                                  8,620,225          5,115,800
       Total liabilities                                                   353                210
                                                                  ------------        -----------
Net assets                                                        $  8,619,872          5,115,590
                                                                  ============        ===========
Accumulation units outstanding                                         402,337            386,872
Net asset value per unit                                          $     21.425             13.223


See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                Statements of Assets and Liabilities
                                                          December 31, 2004

                                                                                 Segregated Subaccounts
                                                      -----------------------------------------------------------------------------
                                                                         VP           VP                                  Dual
                                                          VP          Capital     Income and     VP          VP         Strategy
                                                       Balanced    Appreciation     Growth     Ultra    International     Fund
                                                      -----------------------------------------------------------------------------

Investments:
  American Century Variable Portfolios, Inc.:
    VP Balanced (265,916 shares at
      net asset value of $7.28 per share)
      (cost $1,699,824)                              $ 1,935,867
    VP Capital Appreciation (66,433 shares
      at net asset value of $7.66 per share)
      (cost $463,537)                                                508,881
    VP Income and Growth (121,663 shares
      at net asset value of $7.32 per share)
      (cost $734,196)                                                              890,573
    VP Ultra (120,346 shares at
      net asset value of $10.16 per share)
      (cost $1,053,801)                                                                      1,222,715
    VP International Value (48,378 shares
      at net asset value of $7.35 per share)
      (cost $296,117)                                                                                      355,581
  American Fidelity Dual Strategy Fund, Inc.
      (1,381,941 shares at net asset value of
      $10.12 per share) (cost $13,529,837)                                                                              13,990,769
                                                     -----------     -------       -------   ---------     -------      ----------
       Total assets                                    1,935,867     508,881       890,573   1,222,715     355,581      13,990,769
       Total liabilities                                      79          21            37         51           15             575
                                                     -----------     -------       -------   ---------     -------      ----------
Net assets                                           $ 1,935,788     508,860       890,536   1,222,664     355,566      13,990,194
                                                     ===========     =======       =======   =========     =======      ==========
Accumulation units outstanding                           176,890      63,361        86,484     133,120      38,683       1,539,678
Net asset value per unit                             $    10.943       8.031        10.297       9.185       9.192           9.086


See accompanying notes to financial statements.

                                   AMERICAN FIDELITY SEPARATE ACCOUNT B
                                   Statements of Assets and Liabilities
                                            December 31, 2004

                                                                    Segregated Subaccounts
                                                      --------------------------------------------------
                                                         U.S.        Capital         AMT          AMT
                                                      Government   Appreciation    Balanced     Growth
                                                      --------------------------------------------------

Investments:
  Federated Insurance Series Trust:
    Federated Fund for U.S. Government
      Securities II (187,916 shares at net
      asset value of $11.60 per share)
      (cost $2,168,060)                              $ 2,179,820
    Federated Fund Capital Appreciation Fund II
      (29,293 shares at net asset value
      of $5.83 per share) (cost $150,973)                            170,777
  Neuberger Berman Advisers Management Trust:
    AMT Balanced Portfolio (71,474 shares
      at net asset value of $9.64 per share)
      (cost $632,925)                                                              689,006
    AMT Growth Portfolio (26,090 shares at
      net asset value of $12.15 per share)
      (cost $260,452)                                                                            316,991
                                                     -----------    --------      --------      --------
       Total assets                                    2,179,820     170,777       689,006       316,991
       Total liabilities                                      89           7            28            13
                                                     -----------    --------      --------      --------
Net assets                                           $ 2,179,731     170,770       688,978       316,978
                                                     ===========    ========      ========      ========

Accumulation units outstanding                           191,569      21,040        72,179        37,685

Net asset value per unit                             $    11.378       8.117         9.545         8.411


See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                      Statements of Operations
                                                    Year ended December 31, 2004

                                                                            Segregated Subaccounts
                                                   --------------------------------------------------------------------------------
                                                    Socially                    Growth       Small
                                                   Responsible       Stock        and       Company     International    Technology
                                                     Growth          Index      Income       Stock          Value          Growth
                                                   --------------------------------------------------------------------------------
Investment income (loss):
  Investment income distribution from
     underlying mutual fund                        $      62,237     499,511        89,882         --        15,790           --
                                                   -------------   ---------   -----------   --------   -----------    ---------
  Less expenses:
    Mortality and risk                                   184,719     332,666        87,129     40,207        16,851       10,039
    Administration                                        22,166      39,920        10,456      4,825         2,022        1,205
    Distribution                                          14,778      26,613         6,970      3,216         1,348          803
                                                   -------------   ---------   -----------  ---------   -----------    ---------
       Total expenses                                    221,663     399,199       104,555     48,248        20,221       12,047
                                                   -------------   ---------   -----------  ---------   -----------    ---------
       Net investment income (loss)                     (159,426)    100,312       (14,673)   (48,248)       (4,431)     (12,047)
                                                   -------------   ---------   -----------  ---------   -----------    ---------
Realized gains (losses) on investments:
  Realized gains distributions
    from underlying mutual fund                               --          --            --    225,979        23,183           --
                                                   -------------   ---------   -----------  ---------   -----------    ---------
  Proceeds from sales                                    423,056     329,053       234,281    139,451        55,946       23,590
    Cost of investments sold                             426,921     312,962       224,745    116,833        49,609       23,363
                                                   -------------   ---------   -----------  ---------   -----------    ---------
                                                          (3,865)     16,091         9,536     22,618         6,337          227
                                                   -------------   ---------   -----------  ---------   -----------    ---------
       Net realized gains (losses) on investments         (3,865)     16,091         9,536    248,597        29,520          227
                                                   -------------   ---------   -----------  ---------   -----------    ---------
Unrealized appreciation (depreciation)
  on investments, end of year                         (1,427,663)  1,006,914       132,806    922,507       335,065      111,650
Unrealized appreciation (depreciation)
  on investments, beginning of year                   (2,295,917) (1,316,738)     (309,611)   591,750       114,225       86,395
                                                   -------------   ---------   -----------  ---------   -----------    ---------
       Change in unrealized appreciation
         (depreciation)                                  868,254   2,323,652       442,417    330,757       220,840       25,255
                                                   -------------   ---------   -----------  ---------   -----------    ---------
       Net increase in net assets
         resulting from operations                 $     704,963   2,440,055       437,280    531,106       245,929       13,435
                                                   =============   =========   ===========  =========   ===========    =========

See accompanying notes to financial statements.

                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                     Statements of Operations
                                   Year ended December 31, 2004

                                                                       Segregated Subaccounts
                                                                 ---------------------------------
                                                                    Value
                                                                 Opportunities             Basic
                                                                     V.I.               Value V.I.
                                                                 ---------------------------------
Investment income (loss):
    Investment income distribution from underlying
       mutual fund                                                $         --             54,745
                                                                  ------------       ------------
    Less expenses:
       Mortality and risk                                               85,471             49,019
       Administration                                                   10,256              5,882
       Distribution                                                      6,838              3,922
                                                                  ------------       ------------
               Total expenses                                          102,565             58,823
                                                                  ------------       ------------
               Net investment income (loss)                           (102,565)            (4,078)
                                                                  ------------       ------------
Realized gains (losses) on investments:
    Realized gains distributions
       from underlying mutual fund                                     956,090              7,679
                                                                  ------------       ------------
    Proceeds from sales                                                 95,859             49,868
    Cost of investments sold                                            86,873             44,146
                                                                  ------------       ------------
                                                                         8,986              5,722
                                                                  ------------       ------------
               Net realized gains (losses) on investments              965,076             13,401
                                                                  ------------       ------------
Unrealized appreciation (depreciation) on investments,
    end of year                                                        905,088            825,533
Unrealized appreciation (depreciation) on investments,
    beginning of year                                                  830,702            430,964
                                                                  ------------       ------------
               Change in unrealized appreciation
                  (depreciation)                                        74,386            394,569
                                                                  ------------       ------------
               Net increase in net assets
                  resulting from operations                       $    936,897            403,892
                                                                  ============       ============

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                      Statements of Operations
                                                    Year ended December 31, 2004


                                                                                 Segregated Subaccounts
                                                      -----------------------------------------------------------------------------
                                                                         VP           VP                                  Dual
                                                          VP          Capital     Income and     VP          VP         Strategy
                                                       Balanced    Appreciation     Growth     Ultra    International     Fund
                                                      -----------------------------------------------------------------------------
Investment income (loss):
  Investment income distribution from underlying
    mutual fund                                      $    23,097           --        8,534         --       1,237       133,669
                                                     -----------   ----------    ---------   --------    --------      --------
  Less expenses:
    Mortality and risk                                    19,518        5,005        8,577     11,966       3,257       154,688
    Administration                                         2,342          601        1,029      1,436         391        18,563
    Distribution                                           1,562          401          686        958         260        12,375
                                                     -----------   ----------    ---------   --------    --------      --------
       Total expenses                                     23,422        6,007       10,292     14,360       3,908       185,626
                                                     -----------   ----------    ---------   --------    --------      --------
       Net investment income (loss)                         (325)      (6,007)      (1,758)   (14,360)     (2,671)      (51,957)
                                                     -----------   ----------    ---------   --------    --------      --------
Realized gains (losses) on investments:
  Realized gains distributions
    from underlying mutual fund                               --           --           --         --          --            --
                                                     -----------   ----------    ---------   --------    --------      --------
  Proceeds from sales                                     32,023       23,186       12,857     29,309      15,693       365,165
  Cost of investments sold                                29,920       22,650       11,703     27,805      14,145       362,010
                                                     -----------   ----------    ---------   --------    --------      --------
                                                           2,103          536        1,154      1,504       1,548         3,155
                                                     -----------   ----------    ---------   --------    --------      --------
       Net realized gains (losses) on investments          2,103          536        1,154      1,504       1,548         3,155
                                                     -----------   ----------    ---------   --------    --------      --------
Unrealized appreciation (depreciation)
  on investments, end of year                            236,043       45,344      156,377    168,914      59,464       460,932
Unrealized appreciation (depreciation)
  on investments, beginning of year                      102,639        8,800       73,210     64,268      19,608      (447,994)
                                                     -----------   ----------    ---------   --------    --------      --------
       Change in unrealized appreciation
         (depreciation)                                  133,404       36,544       83,167    104,646      39,856       908,926
                                                     -----------   ----------    ---------   --------    --------      --------
       Net increase in net
         assets resulting from operations            $   135,182       31,073       82,563     91,790      38,733       860,124
                                                     ===========   ==========    =========   ========    ========      ========

See accompanying notes to financial statements.

                                   AMERICAN FIDELITY SEPARATE ACCOUNT B
                                         Statements of Operations
                                       Year ended December 31, 2004

                                                                    Segregated Subaccounts
                                                      --------------------------------------------------
                                                         U.S.        Capital         AMT          AMT
                                                      Government   Appreciation    Balanced     Growth
                                                      --------------------------------------------------

Investment income (loss):
  Investment income distribution from
    underlying mutual fund                           $   73,714            766         7,612         --
                                                     -----------     ---------     ---------   --------
  Less expenses:
    Mortality and risk                                   23,373          1,787         7,305      3,043
    Administration                                        2,804            215           877        365
    Distribution                                          1,870            143           584        244
                                                     -----------     ---------     ---------   --------
       Total expenses                                    28,047          2,145         8,766      3,652
                                                     -----------     ---------     ---------   --------
       Net investment income (loss)                      45,667         (1,379)       (1,154)    (3,652)
                                                     -----------     ---------     ---------   --------
Realized gains (losses) on investments:
  Realized gains distributions
    from underlying mutual fund                           8,608             --           --          --
                                                     -----------     ---------     ---------   --------
  Proceeds from sales                                   186,306         10,009        15,127      6,010
  Cost of investments sold                              184,043          9,444        14,996      5,646
                                                     -----------     ---------     ---------   --------
                                                          2,263            565           131        364
                                                     -----------     ---------     ---------   --------
       Net realized gains (losses) on investments        10,871            565           131        364
                                                     -----------     ---------     ---------   --------
Unrealized appreciation (depreciation)
  on investments, end of year                            11,760         19,804        56,081     56,539
Unrealized appreciation (depreciation)
  on investments, beginning of year                      27,184         10,091         8,044     14,788
                                                     -----------     ---------     ---------   --------
       Change in unrealized appreciation
         (depreciation)                                 (15,424)         9,713        48,037     41,751
                                                     -----------     ---------     ---------   --------
       Net increase in net
         assets resulting from operations            $   41,114          8,899        47,014     38,463
                                                     ===========     =========     =========   ========
See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2004
                                                                            Segregated Subaccounts
                                                   --------------------------------------------------------------------------------
                                                    Socially                    Growth       Small
                                                   Responsible       Stock        and       Company     International    Technology
                                                     Growth          Index      Income       Stock          Value          Growth
                                                   --------------------------------------------------------------------------------

Increase in net assets from operations:
  Net investment income (loss)                     $  (159,426)       100,312     (14,673)    (48,248)         (4,431)      (12,047)
  Net realized gains (losses) on investments            (3,865)        16,091       9,536     248,597          29,520           227
  Change in unrealized appreciation
    (depreciation) on investments                      868,254      2,323,652     442,417     330,757         220,840        25,255
                                                   ------------    ----------  ----------   ---------      ----------     ---------
       Net increase in net
         assets resulting from operations              704,963      2,440,055     437,280     531,106         245,929        13,435
                                                   ------------    ----------  ----------   ---------      ----------     ---------
Changes from principal transactions:
  Net purchase payments received (note 3)            2,600,579      5,351,316   1,241,687     596,068         378,627       474,949
  Withdrawal of funds (notes 2 and 3)               (1,091,850)    (1,566,721)   (448,832)   (223,455)        (91,344)      (44,490)
                                                   ------------    ----------  ----------   ---------      ----------     ---------
       Increase in net assets derived from
         principal transactions                      1,508,729      3,784,595     792,855     372,613         287,283       430,459
                                                   ------------    ----------  ----------   ---------      ----------     ---------
       Increase in net assets                        2,213,692      6,224,650   1,230,135     903,719         533,212       443,894
Net assets, beginning of year                       13,887,963     24,151,415   6,535,643   2,899,439       1,142,062       625,446
                                                   ------------    ----------  ----------   ---------      ----------     ---------
Net assets, end of year                            $16,101,655     30,376,065   7,765,778   3,803,158       1,675,274     1,069,340
                                                   ============    ==========  ==========   =========      ==========     =========


See accompanying notes to financial statements.


                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                Statements of Changes in Net Assets
                                    Year ended December 31, 2004
                                                                       Segregated Subaccounts
                                                                 ---------------------------------
                                                                    Value
                                                                 Opportunities             Basic
                                                                     V.I.               Value V.I.
                                                                 ---------------------------------
Increase in net assets from operations:
  Net investment income (loss)                                    $  (102,565)           (4,078)
  Net realized gains (losses) on investments                          965,076            13,401
  Change in unrealized appreciation (depreciation)
    on investments                                                     74,386           394,569
                                                                  -----------        ----------
       Net increase in net
         assets resulting from operations                             936,897           403,892
                                                                  -----------        ----------
Changes from principal transactions:
  Net purchase payments received (note 3)                           2,408,272         1,817,345
  Withdrawal of funds (notes 2 and 3)                                (345,155)         (219,619)
                                                                  -----------        ----------
       Increase in net assets derived from
         principal transactions                                     2,063,117         1,597,726
                                                                  -----------        ----------
       Increase in net assets                                       3,000,014         2,001,618

Net assets, beginning of year                                       5,619,858         3,113,972
                                                                  -----------        ----------
Net assets, end of year                                           $ 8,619,872         5,115,590
                                                                  ===========        ==========

See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2004
                                                                                 Segregated Subaccounts
                                                      -----------------------------------------------------------------------------
                                                                         VP           VP                                  Dual
                                                          VP          Capital     Income and     VP          VP         Strategy
                                                       Balanced    Appreciation     Growth     Ultra    International     Fund
                                                      -----------------------------------------------------------------------------
Increase in net assets from operations:
  Net investment income (loss)                       $      (325)       (6,007)      (1,758)    (14,360)    (2,671)       (51,957)
  Net realized gains (losses) on investments               2,103           536        1,154       1,504      1,548          3,155
  Change in unrealized appreciation
    (depreciation) on investments                        133,404        36,544       83,167     104,646     39,856        908,926
                                                     -----------      --------     --------   ---------   --------     ----------
       Net increase in net
         assets resulting from operations                135,182        31,073       82,563      91,790     38,733        860,124
                                                     -----------      --------     --------   ---------   --------     ----------
Changes from principal transactions:
  Net purchase payments received (note 3)                599,040       193,187      288,902     422,756    133,051      2,575,397
  Withdrawal of funds (notes 2 and 3)                    (76,072)      (35,460)     (21,895)    (51,868)   (23,074)      (907,114)
                                                     -----------      --------     --------   ---------   --------     ----------
       Increase in net assets derived from
         principal transactions                          522,968       157,727      267,007     370,888    109,977      1,668,283
                                                     -----------      --------     --------   ---------   --------     ----------
       Increase in net assets                            658,150       188,800      349,570     462,678    148,710      2,528,407

Net assets, beginning of year                          1,277,638       320,060      540,966     759,986    206,856     11,461,787
                                                     -----------      --------     --------   ---------   --------     ----------
Net assets, end of year                              $ 1,935,788       508,860      890,536   1,222,664    355,566     13,990,194
                                                     ===========      ========     ========   =========   ========     ==========


See accompanying notes to financial statements.

                                   AMERICAN FIDELITY SEPARATE ACCOUNT B
                                   Statements of Changes in Net Assets
                                       Year ended December 31, 2004

                                                                    Segregated Subaccounts
                                                      --------------------------------------------------
                                                         U.S.        Capital         AMT          AMT
                                                      Government   Appreciation    Balanced     Growth
                                                      --------------------------------------------------


Increase in net assets from operations:
  Net investment income (loss)                       $    45,667       (1,379)       (1,154)    (3,652)
  Net realized gains (losses)                             10,871          565           131        364
  Change in unrealized appreciation
    (depreciation) on investments                        (15,424)       9,713        48,037     41,751
                                                     -----------     --------      --------   --------
       Net increase in net assets
         resulting from operations                        41,114        8,899        47,014     38,463
                                                     -----------     --------      --------   --------
Changes from principal transactions:
  Net purchase payments received (note 3)                793,158       55,771       151,171     91,351
  Withdrawal of funds (notes 2 and 3)                   (239,845)     (13,048)      (20,294)    (8,351)
                                                     -----------     --------      --------   --------
       Increase in net assets derived from
         principal transactions                          553,313       42,723       130,877     83,000
                                                     -----------     --------      --------   --------
       Increase in net assets                            594,427       51,622       177,891    121,463

Net assets, beginning of year                          1,585,304      119,148       511,087    195,515
                                                     -----------     --------      --------   --------
Net assets, end of year                              $ 2,179,731      170,770       688,978    316,978
                                                     ===========     ========      ========   ========


See accompanying notes to financial statements.

                                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                 Statements of Changes in Net Assets
                                                    Year ended December 31, 2003
                                                                            Segregated Subaccounts
                                                   --------------------------------------------------------------------------------
                                                    Socially                    Growth       Small
                                                   Responsible       Stock        and       Company     International    Technology
                                                     Growth          Index      Income       Stock          Value          Growth
                                                   --------------------------------------------------------------------------------
Increase in net assets from operations:
  Net investment income (loss)                     $   (153,452)        7,270     (33,303)     (31,252)       (1,883)     (5,491)
  Net realized gains (losses) on investments            (51,800)      (57,547)    (26,149)      16,216         2,476      (1,538)
  Change in unrealized appreciation
    (depreciation) on investments                      2,730,896    4,780,759   1,270,332      828,718       285,708     139,114

       Net increase in net
         assets resulting from operations              2,525,644    4,730,482   1,210,880      813,682       286,301     132,085

Changes from principal transactions:
  Net purchase payments received (note 3)              2,568,079    4,310,865   1,180,455      482,500       227,510     337,065
  Withdrawal of funds (notes 2 and 3)                   (201,681)    (243,044)   (141,224)    (170,022)      (38,759)    (16,553)

       Increase in net assets derived from
         principal transactions                        2,366,398    4,067,821   1,039,231      312,478       188,751     320,512

       Increase in net assets                          4,892,042    8,798,303   2,250,111    1,126,160       475,052     452,597

Net assets, beginning of year                          8,995,921   15,353,112   4,285,532    1,773,279       667,010     172,849

Net assets, end of year                            $  13,887,963   24,151,415   6,535,643    2,899,439     1,142,062     625,446
                                                   =============   ==========   =========    =========     =========     =======


See accompanying notes to financial statements.

                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                Statements of Changes in Net Assets
                                    Year ended December 31, 2003

                                                                       Segregated Subaccounts
                                                                 ---------------------------------
                                                                    Value
                                                                 Opportunities         Basic
                                                                     V.I.            Value V.I.
                                                                 ---------------------------------
Increase in net assets from operations:
     Net investment income (loss)                                 $  (55,851)             (422)
     Net realized gains (losses) on investments                      (11,761)              (29)
     Change in unrealized appreciation (depreciation)
         on investments                                             1,498,503          654,426
                                                                  -----------        ---------
                 Net increase in net
                    assets resulting from operations                1,430,891          653,975
                                                                  -----------        ---------
Changes from principal transactions:
     Net purchase payments received (note 3)                        1,497,886        1,071,174
     Withdrawal of funds (notes 2 and 3)                             (187,222)         (21,425)
                                                                  -----------        ---------
                 Increase in net assets derived from
                    principal transactions                          1,310,664        1,049,749
                                                                  -----------        ---------
                 Increase in net assets                             2,741,555        1,703,724

Net assets, beginning of year                                       2,878,303        1,410,248
                                                                  -----------        ---------
Net assets, end of year                                           $ 5,619,858        3,113,972
                                                                  ===========        =========


See accompanying notes to financial statements.

                                AMERICAN FIDELITY SEPARATE ACCOUNT B
                                Statements of Changes in Net Assets
                                    Year ended December 31, 2003
                                                                                 Segregated Subaccounts
                                                      -----------------------------------------------------------------------------
                                                                         VP           VP                                  Dual
                                                          VP          Capital     Income and     VP          VP         Strategy
                                                       Balanced    Appreciation     Growth     Ultra    International     Fund
                                                      -----------------------------------------------------------------------------
Increase in net assets from operations:
  Net investment income (loss)                       $      7,374     (3,532)      (1,839)    (8,308)     (1,214)        (22,634)
  Net realized gains (losses) on investments                  169       (328)         338     (2,188)       (770)        (27,038)
  Change in unrealized appreciation
    (depreciation) on investments                         154,736     48,602       99,665    130,373      35,458       2,060,376
                                                     ------------   --------      -------    -------   ---------      ----------
       Net increase in net
         assets resulting from operations                 162,279     44,742       98,164    119,877      33,474       2,010,704
                                                     ------------   --------      -------    -------   ---------      ----------
Changes from principal transactions:
  Net purchase payments received (note 3)                 437,560    119,971      253,319    279,752      92,314       2,448,640
  Withdrawal of funds (notes 2 and 3)                     (24,618)    (6,811)      (8,440)   (18,176)     (9,261)       (159,005)
                                                     ------------   --------      -------    -------  ----------      ----------
       Increase in net assets derived from
         principal transactions                           412,942    113,160      244,879    261,576      83,053       2,289,635
                                                     ------------   --------      -------    -------  ----------      ----------
       Increase in net assets                             575,221    157,902      343,043    381,453     116,527       4,300,339

Net assets, beginning of year                             702,417    162,158      197,923    378,533      90,329       7,161,448
                                                     ------------   --------      -------    -------  ----------      ----------
Net assets, end of year                              $  1,277,638    320,060      540,966    759,986     206,856      11,461,787
                                                     ============   ========      =======    =======  ==========      ==========


See accompanying notes to financial statements.

                                   AMERICAN FIDELITY SEPARATE ACCOUNT B
                                   Statements of Changes in Net Assets
                                       Year ended December 31, 2003

                                                                    Segregated Subaccounts
                                                      --------------------------------------------------
                                                         U.S.        Capital         AMT          AMT
                                                      Government   Appreciation    Balanced     Growth
                                                      --------------------------------------------------


Increase in net assets from operations:
  Net investment income (loss)                       $   21,433         (899)       1,693       (2,164)
  Net realized gains (losses)                             5,736           80         (619)      (1,161)
  Change in unrealized appreciation
    (depreciation) on investments                       (16,145)      19,243       56,474       41,564
                                                     ----------      -------      -------      -------
       Net increase in net
         assets resulting from operations                11,024       18,424       57,548       38,239
                                                     ----------      -------      -------      -------
Changes from principal transactions:
  Net purchase payments received (note 3)               679,946       51,937      138,006       59,504
  Withdrawal of funds (notes 2 and 3)                   (84,749)      (3,207)      (7,994)      (6,752)
                                                     ----------      -------      -------      -------
       Increase in net assets derived from
         principal transactions                         595,197       48,730      130,012       52,752
                                                     ----------      -------      -------      -------
       Increase in net assets                           606,221       67,154      187,560       90,991

Net assets, beginning of year                           979,083       51,994      323,527      104,524
                                                     ----------      -------      -------      -------
Net assets, end of year                              $1,585,304      119,148      511,087      195,515
                                                     ==========      =======      =======      =======


See accompanying notes to financial statements.

                                             AMERICAN FIDELITY SEPARATE ACCOUNT B
                                                     Financial Highlights
                                                          December 31

                                                                            Socially Responsible Growth
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001          2000
                                                        ------------  ------------  ------------   ------------  ------------

Net assets                                           $   16,101,655    13,887,963     8,995,921      8,681,304     5,848,380
Accumulation unit value                              $       10.291         9.836         7.924         11.320        14.842
Number of accumulation units outstanding                  1,564,613     1,411,981     1,135,310        766,867       394,034
Investment income as a percent of average net assets          0.42%         0.13%         0.27%          0.08%         1.14%
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%         1.50%
Total return                                                  4.63%        24.13%      (30.00)%       (23.73)%      (12.36)%

                                                                                   Stock Index
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001          2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $   30,376,065    24,151,415    15,353,112     14,664,279    11,426,464
Accumulation unit value                              $       12.472        11.443         9.049         11.831        13.676
Number of accumulation units outstanding                  2,435,599     2,110,659     1,696,711      1,239,428       835,502
Investment income as a percent of average net assets          1.88%         1.55%         1.41%          1.15%         1.01%
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%         1.50%
Total return                                                  8.99%        26.46%      (23.51)%       (13.49)%      (10.63)%

                                                                                Growth and Income
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001          2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $    7,765,778     6,535,643     4,285,532      4,323,442     3,126,421
Accumulation unit value                              $       11.229        10.606         8.506         11.564        12.467
Number of accumulation units outstanding                    691,609       616,212       503,816        373,878       250,767
Investment income as a percent of average net assets          1.29%         0.86%         0.64%          0.53%         0.63%
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%         1.50%
Total return                                                  5.87%        24.69%      (26.44)%        (7.24)%       (5.22)%

                                                                               Small Company Stock
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001          2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $    3,803,158     2,899,439     1,773,279      1,816,864     1,340,822
Accumulation unit value                              $       14.301        12.248         8.698         10.998        11.338
Number of accumulation units outstanding                    265,944       236,722       203,864        165,204       118,262
Investment income as a percent of average net assets          0.00%         0.11%         0.24%          0.07%         0.16%
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%         1.50%
Total return                                                 16.76%        40.81%      (20.91)%        (3.00)%         6.91%

                                                                               International Value
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001          2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $    1,675,274     1,142,062       667,010        543,657       303,425
Accumulation unit value                              $       13.282        11.234         8.363          9.672        11.314
Number of accumulation units outstanding                    126,127       101,663        79,758         56,210        26,819
Investment income as a percent of average net assets          1.17%         1.29%         1.07%          1.21%         0.62%
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%         1.50%
Total return                                                 18.23%        34.33%      (13.53)%       (14.51)%       (5.12)%

                                                                                Technology Growth
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001*         2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $    1,069,340       625,446       172,849         93,104             --
Accumulation unit value                              $        7.144         7.219         4.854          8.133             --
Number of accumulation units outstanding                    149,677        86,639        35,608         11,448             --
Investment income as a percent of average net assets          0.00%         0.00%         0.00%          0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%             --
Total return                                                (1.04)%        48.72%      (40.32)%       (34.12)%             --

                                                                            Value Opportunities V.I.
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001          2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $    8,619,872     5,619,858     2,878,303      2,143,053       698,892
Accumulation unit value                              $       21.425        18.915        13.435         17.888        13.981
Number of accumulation units outstanding                    402,337       297,114       214,238        119,801        49,990
Investment income as a percent of average net assets          0.00%         0.09%         0.00%          0.38%         0.42%
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%         1.50%
Total return                                                 13.27%        40.79%      (24.89)%         27.95%        13.04%

                                                                                 Basic Value V.I.
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001          2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $    5,115,590     3,113,972     1,410,248        757,483       190,128
Accumulation unit value                              $       13.223        12.085         9.207         11.366        11.067
Number of accumulation units outstanding                    386,872       257,674       153,166         66,644        17,180
Investment income as a percent of average net assets          1.39%         1.49%         1.55%          1.63%         2.27%
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%         1.50%
Total return                                                  9.42%        31.26%      (19.00)%          2.70%        10.97%

                                                                                   VP Balanced
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001*         2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $    1,935,788     1,277,638       702,417        352,407             --
Accumulation unit value                              $       10.943        10.119         8.599          9.651             --
Number of accumulation units outstanding                    176,890       126,257        81,687         36,514             --
Investment income as a percent of average net assets          1.48%         2.28%         2.10%          0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%             --
Total return                                                  8.14%        17.68%      (10.90)%        (4.98)%             --

                                                                             VP Capital Appreciation
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001*         2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $      508,860       320,060       162,158         85,184             --
Accumulation unit value                              $        8.031         7.578         6.385          8.226             --
Number of accumulation units outstanding                     63,361        42,236        25,397         10,356             --
Investment income as a percent of average net assets          0.00%         0.00%         0.00%          0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%             --
Total return                                                  5.98%        18.68%      (22.38)%       (29.14)%             --

                                                                              VP Income and Growth
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001*         2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $      890,536       540,966       197,923        132,138             --
Accumulation unit value                              $       10.297         9.251         7.260          9.140             --
Number of accumulation units outstanding                     86,484        58,478        27,264         14,457             --
Investment income as a percent of average net assets          1.24%         0.99%         0.79%          0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%             --
Total return                                                 11.31%        27.42%      (20.57)%        (9.72)%             --

                                                                                     VP Ultra
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001*         2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $    1,222,664       759,986       378,533        196,037             --
Accumulation unit value                              $        9.185         8.424         6.847          8.992             --
Number of accumulation units outstanding                    133,120        90,216        55,288         21,801             --
Investment income as a percent of average net assets          0.00%         0.00%         0.27%          0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%             --
Total return                                                  9.03%        23.03%      (23.85)%       (10.08)%             --

                                                                                VP International
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001*         2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $      355,566       206,856        90,329         43,469             --
Accumulation unit value                              $        9.192         8.119         6.619          8.439             --
Number of accumulation units outstanding                     38,683        25,478        13,646          5,151             --
Investment income as a percent of average net assets          0.47%         0.60%         0.48%          0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%             --
Total return                                                  13.2%        22.66%      (21.57)%       (30.23)%             --

                                                                                Dual Strategy Fund
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001          2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $   13,990,194    11,461,787     7,161,448      6,491,964     4,238,147
Accumulation unit value                              $        9.086         8.528         6.904          9.351        10.705
Number of accumulation units outstanding                  1,539,678     1,344,082     1,037,323        694,276       395,899
Investment income as a percent of average net assets          1.08%         1.26%         0.94%          1.42%         1.52%
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%         1.50%
Total return                                                  6.54%        23.52%      (26.17)%       (12.65)%       (1.13)%

                                                                                 U.S. Government
                                                        ---------------------------------------------------------------------
                                                           2004          2003          2002           2001*         2000
                                                        ------------  ------------  ------------   ------------  ------------
Net assets                                           $    2,179,731     1,585,304       979,083        394,379             --
Accumulation unit value                              $       11.378        11.148        11.055         10.291             --
Number of accumulation units outstanding                    191,569       142,208        88,566         38,323             --
Investment income as a percent of average net assets          3.95%         3.16%         2.79%          0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%         1.50%          1.50%             --
Total return                                                  2.06%         0.84%         7.42%          5.44%             --

                                                                               Capital Appreciation
                                                        ---------------------------------------------------------------------
                                                           2004          2003           2002          2001*         2000
                                                        ------------  ------------   ------------  ------------  ------------
Net assets                                            $     170,770       119,148         51,994        20,621             --
Accumulation unit value                               $       8.117         7.672          6.285         8.281             --
Number of accumulation units outstanding                     21,040        15,531          8,273         2,490             --
Investment income as a percent of average net assets          0.54%         0.41%          0.00%         0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%          1.50%         1.50%             --
Total return                                                  5.80%        22.07%       (24.10)%      (26.15)%             --

                                                                                   AMT Balanced
                                                        ---------------------------------------------------------------------
                                                           2004          2003           2002          2001*         2000
                                                        ------------  ------------   ------------  ------------  ------------
Net assets                                            $     688,978       511,087        323,527       342,197             --
Accumulation unit value                               $       9.545         8.864          7.739         9.482             --
Number of accumulation units outstanding                     72,179        57,656         41,807        36,090             --
Investment income as a percent of average net assets          1.30%         1.92%          2.48%         0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%          1.50%         1.50%             --
Total return                                                  7.68%        14.54%       (18.38)%      (14.65)%             --

                                                                                    AMT Growth
                                                        ---------------------------------------------------------------------
                                                           2004          2003           2002          2001*         2000
                                                        ------------  ------------   ------------  ------------  ------------
Net assets                                            $     316,978       195,515        104,524        52,460             --
Accumulation unit value                               $       8.411         7.323          5.657         8.342             --
Number of accumulation units outstanding                     37,685        26,700         18,478         6,289             --
Investment income as a percent of average net assets          0.00%         0.00%          0.00%         0.00%             --
Expenses as a percent of average net assets                   1.50%         1.50%          1.50%         1.50%             --
Total return                                                 14.86%        29.45%       (32.19)%      (31.40)%             --


* Investment income and expense ratios are annualized.

                      AMERICAN FIDELITY SEPARATE ACCOUNT B

                         Notes to Financial Statements

                               December 31, 2004


(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998.

          The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

          Effective May 1, 2001, Account B added Technology Growth, VP Balanced, VP Capital Appreciation, VP Income and Growth, VP Ultra, VP International, U.S. Government, Capital Appreciation, AMT Balanced, and AMT Growth segregated subaccounts as options available to the contract owners.

          One of Account B's subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

     (b)  Investments

          Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

     (c)  Income Taxes

          Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code (the Code) applicable to life insurance companies. Account B's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account B will not be taxed as a "regulated investment company" under subchapter M of the Code.

     (d)  Annuity Reserves

          Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

          If additional reserves are required, AFA reimburses Account B. At December 31, 2004, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2004.

     (e)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)  Variable Annuity Contracts

     AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners' accounts, are equal to $30 per policy per year. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:

                                            2004                 2003
                                        ------------        -------------

Socially Responsible Growth             $     77,568               91,852
Stock Index                                  124,138              135,101
Growth and Income                             26,632               29,865
Small Company Stock                           11,626               12,590
International Value                            4,675                4,726
Technology Growth                              3,044                2,368
Value Opportunities V.I.                      54,251               45,288
Basic Value V.I.                              16,742               15,345
VP Balanced                                    6,990                6,494
VP Capital Appreciation                        1,951                1,750
VP Income and Growth                           3,105                2,647
VP Ultra                                       4,119                3,920
VP International                               1,101                  955
Dual Strategy Fund                            57,134               63,960
U. S. Government                               7,710                6,663
Capital Appreciation                             649                  617
AMT Balanced                                   2,217                1,936
AMT Growth                                     1,040                  972

     All such fees were paid to AFA.

     During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% during policy year one to 0% beginning in policy year nine.

(3)  Unit Activity From Contract Transactions

     Transactions in units for each segregated subaccount for the years ended December 31, 2004 and 2003 were as follows:

                                                                    December 31, 2004
                                                                 Segregated Subaccounts
                                       ---------------------------------------------------------------------------
                                        Socially                                Small
                                       Responsible     Stock       Growth      Company   International  Technology
                                         Growth        Index     and Income     Stock        Value        Growth
                                       ---------------------------------------------------------------------------
Accumulation units:
  Outstanding, beginning of year       1,411,981     2,110,659     616,212     236,722      101,663        86,639
  Increase for purchase
    payments received                    264,442       459,524     117,512      46,324       32,081        69,753
  Decrease for withdrawal
    of funds                            (111,810)     (134,584)    (42,115)    (17,102)      (7,617)       (6,715)
                                       ---------------------------------------------------------------------------
  Outstanding, end of year             1,564,613     2,435,599     691,609     265,944      126,127       149,677
                                       ===========================================================================



                                                 December 31, 2004
                                              Segregated Subaccounts
                                        ---------------------------------
                                            Value
                                        Opportunities           Basic
                                             V.I.             Value V.I.
                                        ------------         ------------

Accumulation units:
  Outstanding, beginning of year             297,114              257,674
  Increase for purchase
    payments received                        122,902              147,035
  Decrease for withdrawal of funds           (17,679)             (17,837)
                                        ------------         ------------

  Outstanding, end of year                   402,337              386,872
                                        ============         ============



                                                                   December 31, 2004
                                                                 Segregated Subaccounts
                                       --------------------------------------------------------------------------
                                                         VP           VP                                  Dual
                                          VP          Capital     Income and      VP          VP        Strategy
                                       Balanced     Appreciation    Growth      Ultra    International    Fund
                                       --------------------------------------------------------------------------

Accumulation units:
  Outstanding, beginning of year         126,257        42,236      58,478      90,216       25,478     1,344,082
  Increase for purchase
              payments received           57,934        25,854      30,287      49,029       15,969       302,046
  Decrease for withdrawal
              of funds                    (7,301)       (4,729)     (2,281)     (6,125)      (2,764)     (106,450)
                                       --------------------------------------------------------------------------

  Outstanding, end of year               176,890        63,361      86,484     133,120       38,683     1,539,678
                                       ==========================================================================


                                                      December 31, 2004
                                                   Segregated Subaccounts
                                       -----------------------------------------------
                                          U.S.        Capital       AMT          AMT
                                       Government   Appreciation  Balanced      Growth
                                       -----------------------------------------------

Accumulation units:
  Outstanding, beginning of year         142,208        15,531      57,656      26,700
  Increase for purchase
    payments received                     70,663         7,201      16,815      12,067
  Decrease for withdrawal
    of funds                             (21,302)       (1,692)     (2,292)     (1,082)
                                       -----------------------------------------------

  Outstanding, end of year               191,569        21,040      72,179      37,685
                                       ===============================================



                                                                   December 31, 2003
                                                                 Segregated Subaccounts
                                       ---------------------------------------------------------------------------
                                        Socially                                Small
                                       Responsible     Stock       Growth      Company   International  Technology
                                         Growth        Index     and Income     Stock        Value        Growth
                                       ---------------------------------------------------------------------------
Accumulation units:
  Outstanding, beginning of year       1,135,310     1,696,711     503,816     203,864       79,758       35,608
  Increase for purchase
    payments received                    301,326       440,152     128,621      48,829       25,731       54,118
  Decrease for withdrawal
    of funds                             (24,655)      (26,204)    (16,225)    (15,971)      (3,826)      (3,087)
                                       ---------     ---------     -------     -------      -------       ------
  Outstanding, end of year             1,411,981     2,110,659     616,212     236,722      101,663       86,639
                                       =========     =========     =======     =======      =======       ======


                                                 December 31, 2003
                                              Segregated Subaccounts
                                        ---------------------------------
                                            Value
                                        Opportunities           Basic
                                             V.I.             Value V.I.
                                        ------------         ------------
Accumulation units:
  Outstanding, beginning of year            214,238             153,166
  Increase for purchase
    payments received                        96,947             106,689
  Decrease for withdrawal of funds          (14,071)             (2,181)
                                        ------------         ------------

  Outstanding, end of year                  297,114             257,674
                                        ============         ============




                                                                   December 31, 2003
                                                                 Segregated Subaccounts
                                       --------------------------------------------------------------------------
                                                         VP           VP                                  Dual
                                          VP          Capital     Income and      VP          VP        Strategy
                                       Balanced     Appreciation    Growth      Ultra    International    Fund
                                       --------------------------------------------------------------------------

Accumulation units:
  Outstanding, beginning of year          81,687        25,397      27,264      55,288       13,646     1,037,323
  Increase for purchase
    payments received                     47,227        17,813      32,242      37,572       13,222       328,167
  Decrease for withdrawal
    of funds                              (2,657)         (974)     (1,028)     (2,644)      (1,390)      (21,408)
                                       ---------     ---------     -------     -------      -------     ---------
  Outstanding, end of year               126,257        42,236      58,478      90,216       25,478     1,344,082
                                       =========     =========     =======     =======      =======     =========


                                                      December 31, 2003
                                                   Segregated Subaccounts
                                       -----------------------------------------------
                                          U.S.        Capital       AMT          AMT
                                       Government   Appreciation  Balanced      Growth
                                       -----------------------------------------------

Accumulation units:
  Outstanding, beginning of
    year                                 88,566          8,273      41,807      18,478
  Increase for purchase
    payments received                    61,297          7,711      16,850       9,397
  Decrease for withdrawal
    of funds                             (7,655)          (453)     (1,001)     (1,175)
                                       ---------     ---------     -------     -------
  Outstanding, end of year              142,208         15,531      57,656      26,700
                                       =========     =========     =======     =======

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                         December 31, 2004 and 2003 and
                       Each of the Years in the Three-Year
                         Period Ended December 31, 2004

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm


Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 1(o) to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments, effective October 1, 2003.


                                                KPMG LLP
Oklahoma City, Oklahoma
March 11, 2005

                                       AMERICAN FIDELITY ASSURANCE COMPANY
                                                 AND SUBSIDIARIES
                                           Consolidated Balance Sheets
                                            December 31, 2004 and 2003
                                     (In thousands, except per share amounts)
                         Assets                                                2004                  2003
                                                                        ------------------    ------------------
Investments:
     Fixed maturities, at fair value
        (amortized cost of $1,407,693 and $1,224,296
        in 2004 and 2003, respectively)                                 $      1,439,112             1,257,069
     Equity securities, at fair value:
        Preferred stocks (cost of $6,925 and $5,045 in
           2004 and 2003, respectively)                                            7,328                 5,231
        Common stocks (cost of $21,474 and $14,898 in
           2004 and 2003, respectively)                                           22,718                15,190
     Trading investments                                                         565,825               543,173
     Mortgage loans on real estate, net                                          269,231               238,758
     Investment real estate, at cost (less accumulated
        depreciation of $11 and $9 in 2004 and 2003,
        respectively)                                                              4,131                 4,133
     Policy loans                                                                 27,555                27,445
     Short-term and other investments                                             55,352                33,928
                                                                           --------------       ---------------
                                                                               2,391,252             2,124,927
                                                                           --------------       ---------------
Cash                                                                              21,573                21,339
                                                                           --------------       ---------------
Accrued investment income                                                         21,714                20,928
                                                                           --------------       ---------------
Accounts receivable:
     Uncollected premiums                                                         64,104                58,037
     Reinsurance receivable                                                      740,472               714,555
     Other                                                                        10,961                11,329
                                                                           --------------       ---------------
                                                                                 815,537               783,921

Deferred policy acquisition costs                                                321,554               308,958
Other assets                                                                       6,242                 6,462
Separate account assets                                                          292,060               261,165
                                                                           --------------       ---------------
                 Total assets                                           $      3,869,932             3,527,700
                                                                           ==============       ===============

             Liabilities and Stockholder's Equity

Policy liabilities:
     Reserves for future policy benefits:
        Life and annuity                                                $        799,489               756,356
        Accident and health                                                      289,523               289,811
     Unearned premiums                                                             2,827                 2,567
     Benefits payable                                                             78,288                64,529
     Funds held under deposit administration contracts                           674,529               631,016
     Other policy liabilities                                                    131,519               127,522
                                                                            -------------       ---------------
                                                                               1,976,175             1,871,801
                                                                            -------------       ---------------
Other liabilities:
     Funds withheld under reinsurance contract (notes 11 and 12)                 549,886               520,609
     Derivative in funds withheld under reinsurance contract
        (note 1)                                                                  41,014                37,188
     Net deferred income tax liability                                            81,302                76,371
     General expenses, taxes, licenses and fees payable,
        and other liabilities                                                    105,609                96,328
                                                                            -------------       ---------------
                                                                                 777,811               730,496

Notes payable                                                                    434,214               297,928
Separate account liabilities                                                     292,060               261,165
                                                                            -------------       ---------------
                 Total liabilities                                             3,480,260             3,161,390
                                                                            -------------       ---------------
Stockholder's equity:
     Common stock, par value $10 per share. 250,000
        shares authorized, issued, and outstanding                                 2,500                 2,500
     Additional paid-in capital                                                   31,538                31,538
     Accumulated other comprehensive income                                       21,490                21,610
     Retained earnings                                                           334,144               310,662
                                                                            -------------       ---------------
                 Total stockholder's equity                                      389,672               366,310

Commitments and contingencies (notes 9, 11, 12, and 14)
                                                                            -------------       ---------------
                 Total liabilities and stockholder's equity             $      3,869,932             3,527,700
                                                                            =============       ===============

See accompanying notes to consolidated financial statements.

                                            AMERICAN FIDELITY ASSURANCE COMPANY
                                                      AND SUBSIDIARIES
                                             Consolidated Statements of Income
                                       Years ended December 31, 2004, 2003, and 2002
                                          (In thousands, except per share amounts)
                                                                                 2004             2003            2002
                                                                           --------------   --------------  --------------
Revenues:
    Premiums:
       Life and annuity                                                     $     28,473           29,472          30,374
       Accident and health                                                       406,899          385,020         336,425
                                                                           --------------   --------------  --------------
                                                                                 435,372          414,492         366,799
    Net investment income                                                         82,424          111,190          73,747
    Other income, net                                                             27,111           26,496          11,934
                                                                           --------------   --------------  --------------
               Total revenues                                                    544,907          552,178         452,480
                                                                           --------------   --------------  --------------
Benefits:
    Benefits paid or provided:
       Life and annuity                                                           23,420           27,619          22,858
       Accident and health                                                       215,248          205,351         175,925
    Interest credited to funded contracts                                         30,129           28,613          27,887
    Increase (decrease) in reserves for future policy benefits:
       Life and annuity (net of increase in reinsurance
          reserves ceded of $43,469, $34,631, and $34,876 in
          2004, 2003, and 2002, respectively)                                       (336)            (991)         (1,575)
       Accident and health (net of (decrease) increase in
          reinsurance reserves ceded of $(17,666), $10,706, and
          $(1,857) in 2004, 2003, and 2002, respectively)                         17,378           15,673          14,804
       Increase (decrease) in fair value of derivative in funds
          withheld under reinsurance contract                                      3,826           (4,215)             --
                                                                           --------------   --------------  --------------
                                                                                 289,665          272,050         239,899
                                                                           --------------   --------------  --------------
Expenses:
    Selling costs                                                                113,460          119,358         111,850
    Other operating, administrative, and general expenses                         86,942           76,521          69,481
    Taxes, other than federal income taxes, and licenses
       and fees                                                                   14,221           12,720          14,976
    Increase in deferred policy acquisition costs                                (12,596)         (24,542)        (10,909)
                                                                           --------------   --------------  --------------
                                                                                 202,027          184,057         185,398
                                                                           --------------   --------------  --------------
               Total benefits and expenses                                       491,692          456,107         425,297
                                                                           --------------   --------------  --------------
               Income before income tax expense and cumulative
                  effect of change in accounting principle                        53,215           96,071          27,183
                                                                           --------------   --------------  --------------
Income tax expense (benefit):
    Current                                                                       10,004           11,077           6,630
    Deferred                                                                       4,995           18,743          (1,006)
                                                                           --------------   --------------  --------------
                                                                                  14,999           29,820           5,624
                                                                           --------------   --------------  --------------
    Income before cumulative effect of change in accounting
       principle                                                                  38,216           66,251          21,559

Cumulative effect of change in accounting principle, net of
    deferred tax benefit of $14,491 (note 1)                                          --          (26,912)             --
                                                                           --------------   --------------  --------------
               Net income                                                   $     38,216           39,339          21,559
                                                                           ==============   ==============  ==============
Basic net income per share before cumulative effect of
    change in accounting principle                                          $         --           265.00              --
Basic net income per share                                                  $     152.86           157.36           86.24


See accompanying notes to consolidated financial statements.

                                             AMERICAN FIDELITY ASSURANCE COMPANY
                                                       AND SUBSIDIARIES
                                       Consolidated Statements of Stockholder's Equity
                                        Years ended December 31, 2004, 2003, and 2002
                                                        (In thousands)
                                                                                              Accumulated
                                                             Additional                          other             Total
                                             Common           paid-in          Retained       comprehensive    stockholder's
                                             stock            capital          earnings       income (loss)       equity
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2001               $      2,500            27,465           276,701           15,533          322,199
Comprehensive income:
     Net income                                    --                --            21,559               --           21,559
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                     --                --                --           36,308           36,308
     Minimum pension liability
        adjustment, net of tax                     --                --                --           (4,788)          (4,788)
                                                                                                              --------------
     Comprehensive income                                                                                            53,079
Capital contribution                               --             1,811                --               --            1,811
Dividends paid                                     --                --           (13,539)              --          (13,539)
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2002                      2,500            29,276           284,721           47,053          363,550
Comprehensive income:
     Net income                                    --                --            39,339               --           39,339
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                     --                --                --          (30,231)         (30,231)
     Minimum pension liability
        adjustment, net of tax                     --                --                --            4,788            4,788
                                                                                                              --------------
     Comprehensive income                                                                                            13,896
Capital contribution                               --             2,262                --               --            2,262
Dividends paid                                     --                --           (13,398)              --          (13,398)
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2003                      2,500            31,538           310,662           21,610          366,310
Comprehensive income:
     Net income                                    --                --            38,216               --           38,216
     Net change in unrealized holding
        gain on investments available
        for sale, net of reclassification
        adjustment, net of tax                     --                --                --             (120)            (120)
                                                                                                              --------------
     Comprehensive income                                                                                            38,096
Dividends paid                                     --                --           (14,734)              --          (14,734)
                                         --------------    -------------    --------------   --------------   --------------
Balance, December 31, 2004               $      2,500            31,538           334,144           21,490          389,672
                                         ==============    =============    ==============   ==============   ==============

See accompanying notes to consolidated financial statements.

                                            AMERICAN FIDELITY ASSURANCE COMPANY
                                                      AND SUBSIDIARIES
                                           Consolidated Statements of Cash Flows
                                       Years ended December 31, 2004, 2003, and 2002
                                                       (In thousands)
                                                                         2004               2003                2002
                                                                  -----------------   ----------------   -----------------
Cash flows from operating activities:
    Net income                                                     $        38,216             39,339              21,559
                                                                  -----------------   ----------------   -----------------
    Adjustments to reconcile net income to net cash
       provided by operating activities:
          Provision for depreciation                                             2                  1                   3
          Accretion of discount on investments                              (5,355)            (3,674)             (4,286)
          Realized gains on investments                                     (3,910)            (7,782)             (2,366)
          Net purchases, sales, and maturities of
             trading investments                                           (14,127)           (15,725)                 --
          Increase in deferred policy acquisition costs                    (12,596)           (24,542)            (10,909)
          Increase in accrued investment income                               (786)               (29)             (1,971)
          Increase in accounts receivable                                  (31,616)           (39,802)            (27,624)
          Decrease (increase) in other assets, net of
             realized gains                                                    220              1,016              (2,091)
          Increase in policy liabilities                                    56,864             59,470              55,924
          Interest credited on deposit and other
             investment-type contracts                                      30,129             28,613              27,887
          Charges on deposit and other
             investment-type contracts                                     (12,724)           (11,921)             (6,667)
          Increase in general expenses, taxes, licenses
             and fees payable, funds withheld under
             reinsurance contract, and other liabilities                    38,558             34,915              58,901
          Cumulative effect of change in accounting principle                   --             41,403                  --
          Increase (decrease) in fair value of derivative in
             funds withheld under reinsurance contract                       3,826             (4,215)                 --
          Transfer of securities available for sale to trading                  --            (37,938)                 --
          Net change in fair value of trading investments                   (3,851)             4,257                  --
          Deferred income taxes                                              4,995              4,252              (1,006)
                                                                  -----------------   ----------------   -----------------
               Total adjustments                                            49,629             28,299              85,795
                                                                  -----------------   ----------------   -----------------
               Net cash provided by operating activities                    87,845             67,638             107,354
                                                                  -----------------   ----------------   -----------------
Cash flows from investing activities:
   Sale, maturity, or repayment of investments:
       Fixed maturities available for sale                                 328,580            620,955             606,026
       Equity securities available for sale                                  5,116             10,653               3,749
       Mortgage loans on real estate                                        25,252             23,649              22,904
    Net change in short-term and other investments,
       net of realized gains                                               (19,530)           (14,067)             23,103
    Purchase of investments:
       Fixed maturities available for sale                                (509,413)          (851,551)           (759,674)
       Equity securities available for sale                                (13,206)           (11,677)             (4,677)
       Mortgage loans on real estate                                       (55,957)           (39,688)            (56,378)
    Net change in policy loans                                                (110)              (631)             (1,195)
                                                                  -----------------   ----------------   -----------------
               Net cash used in investing activities                      (239,268)          (262,357)           (166,142)
                                                                  -----------------   ----------------   -----------------
Cash flows from financing activities:
    Dividends paid to parent                                      $        (14,734)           (13,398)            (13,539)
    Capital contribution from parent                                            --              2,262               1,811
    Proceeds from notes payable                                            142,000            175,000              20,000
    Repayment of notes payable                                              (5,714)           (25,715)               (714)
    Deposits to deposit and other
       investment-type contracts                                            90,678             87,426              76,438
    Withdrawals from deposit and other
       investment-type contracts                                           (60,573)           (50,831)            (54,546)
                                                                 ------------------   -----------------   -----------------
             Net cash provided by financing activities                     151,657            174,744              29,450
                                                                 ------------------   -----------------   -----------------
             Net increase (decrease) in cash                                   234            (19,975)            (29,338)

Cash, beginning of year                                                     21,339             41,314              70,652
                                                                 ------------------   -----------------   -----------------
Cash, end of year                                                 $         21,573             21,339              41,314
                                                                 ==================   =================   =================

Supplemental disclosure of cash flow information:
   Cash paid during the year for:
       Interest on notes payable                                  $         12,671              9,722               8,056
       Federal income taxes, net of refunds received                        11,000              7,460              10,271
Supplemental disclosure of noncash investing activities:
    Change in net unrealized holding gain on investment
       available for sale, net of deferred tax benefit
       (expense) of $65, $16,279, and $(19,392)
        in 2004, 2003, and 2002, respectively                                 (120)           (30,231)             36,308
    Minimum pension liability adjustment, net of
       deferred tax (expense) benefit of $(2,579) and
       $2,579 in 2003 and 2002, respectively                                    --              4,788              (4,788)
    Transfer of available for sale investments to trading,
       with an unrealized holding gain of $37,938 in 2003                       --            492,878                  --

See accompanying notes to consolidated financial statements.

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2004, 2003, and 2002

(1)     Business Description and Significant Accounting Policies

        (a)   Business

              American Fidelity Assurance Company and subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

              AFA is licensed in 49 states and the District of Columbia with approximately 30% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 340 salaried managers and agents, and over 10,600 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services
              (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accidental death and dismemberment. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliance Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through the internet and through independent brokers.

        (b)   Basis of Presentation and Principles of Consolidation

              The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note
              2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

        (c)   Use of Estimates

              Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

        (d)   Investments

              Management determines the appropriate classification of investments at the time of purchase. Held-to-maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity and are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments to be held for indefinite periods of time and not intended to be held to maturity or for trading are classified as available for sale and carried at fair value. Fair values of investments classified as trading and as available for sale are based on quoted market prices. All of the Company's investments are classified as available for sale or trading.

              The effects of unrealized holding gains and losses on trading securities are included in earnings. The effects of unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

              Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

              Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

              Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

              The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company's portfolio does not include any fixed maturities that are low investment-grade and have a high yield (junk bonds). The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

              The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that current allowances are adequate, and that no provisions for other-than-temporary impairment are necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

        (e)   Recognition of Premium Revenue and Costs

              Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.

              Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

              Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

        (f)   Policy Acquisition Costs

              The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

        (g)   Policy Liabilities

              Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

              Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

        (h)   Reinsurance

              The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

        (i)   Income Taxes

              Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

        (j)   Equipment

              Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

        (k)   Separate Accounts

              The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account
              A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

              The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 18 segregated subaccounts for Account B and the 18 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

        (l)   Basic Net Income Per Share

              Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2004, 2003, and 2002, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

        (m)   Reclassifications

              Certain prior year amounts have been reclassified to be consistent with the current year presentation.

        (n)   Comprehensive Income

              The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income, changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and changes in the net minimum pension liability, and is presented in the consolidated statements of stockholder's equity.

        (o)   New Accounting Pronouncements

              On April 2, 2003, the Financial Accounting Standards Board (FASB) cleared SFAS No. 133 Implementation Issue No. B36 (the Statement), Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments. The Company's funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the Statement. The identified embedded derivative closely resembles a total return swap. The Company has developed a valuation model to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The effective date of the implementation guidance in the Statement is the first day of the first quarter beginning after September 15, 2003.

              The fair value of the embedded derivative at the date of adoption of the Statement on October 1, 2003 created a loss of approximately $26,912,000, net of taxes of approximately $14,491,000 and this has been accounted for as a cumulative effect of a change in accounting principle. The increase (decrease) in the embedded derivative for the year ended December 31, 2004 and from October 1, 2003 to December 31, 2003 of approximately $3,826,000 and $(4,215,000), respectively, are included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract. Additionally, the Statement provided for companies that have ceded insurance under existing reinsurance arrangements may reclassify investment securities from available for sale into trading, without calling into question the intent of those companies to hold other investment securities as available for sale; however, those "taint-free" reclassifications are limited to the amount and type of securities related to the embedded derivative that is being newly accounted for as a derivative in conjunction with the initial application of the Statement. The Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000. The unrealized gain at the date of the transfer of approximately $37,938,000 was recognized in earnings and is included in net investment income in the consolidated statements of income.

              The following compares reported net income for 2003 and 2002 to pro forma net income, assuming the provisions of the Statement were in effect for all years presented (in thousands):

                                                   2003            2002
                                                --------         -------

                Net income, as reported         $ 39,339          21,559
                                                ========         =======

                Pro forma net income            $ 42,907          19,485
                                                ========         =======

              In December 2003, the FASB issued FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46R), which addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. FIN 46R replaces FASB Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of ARB No. 51, which was issued January 2003. Non-public enterprises, such as the Company, must apply their revised Interpretation immediately to all entities created after December 31, 2003, and to all other entities no later than the beginning of the first reporting period beginning after December 15, 2004. The application of FIN 46R is not expected to have a material effect on the Company's financial statements and no consolidation or disclosure is anticipated.

              In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. This statement was adopted by the Company on January 1, 2004. The adoption of SOP 03-1 did not have a material effect on the results of operations or financial condition of the Company.

              In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an Interpretation of FASB Statements No. 5, 57 and 107 and a Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 elaborates on the disclosures to be made by a guarantor in its financial statements about its obligations under guarantees issued. FIN 45 also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of FIN 45 are applicable to guarantees issued or modified after December 31, 2002 and did not have an effect on the Company's consolidated financial statements. The disclosure requirements were effective for financial statements of interim or annual periods ending after December 15, 2002 (note 14).

              In May 2003, the FASB issued FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity. This Statement establishes standards for the classification and measurement of certain financial instruments with characteristics of both liabilities and equity. The Statement also includes required disclosures for financial instruments within its scope. For the Company, the Statement was effective as of January 1, 2004, except for mandatorily redeemable financial instruments. For certain mandatorily redeemable financial instruments, the Statement will be effective for the Company on January 1, 2005. The effective date has been deferred indefinitely for certain other types of mandatorily redeemable financial instruments. The Company currently does not have any financial instruments that are within the scope of this Statement.

(2)     Statutory Financial Information

        The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. generally accepted accounting principles. The Company reported statutory net income for the years ended December 31, 2004, 2003, and 2002 of approximately $25,580,000, $19,646,000, and
        $19,656,000, respectively. The Company reported statutory capital and surplus at December 31, 2004 and 2003 of approximately $176,508,000 and $161,092,000, respectively.

        Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

        The Oklahoma Insurance Department has adopted risk-based capital (RBC) requirements for life insurance companies. These requirements are applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

        The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

        At December 31, 2004 and 2003, the statutory TAC of the Company significantly exceeds the level requiring corrective action.

(3)     Investments

        Investment income for the years ended December 31 is summarized below (in thousands):

                                                             2004                  2003                  2002
                                                      -------------------   -------------------   -------------------
Interest on fixed maturities                            $     106,647                97,146                95,158
Dividends on equity securities                                    475                 1,238                 1,404
Interest on mortgage loans                                     19,800                19,038                17,281
Investment real estate income                                       5                     5                     5
Interest on policy loans                                        2,389                 1,991                 2,994
Interest on short-term investments                                 85                    15                   757
Net realized gains (losses)                                     3,910                 7,782                 2,366
Unrealized holding gain on transfer of
     investments available for sale to trading                     --                37,938                    --
Change in fair value of trading investments                     3,851                (4,257)                   --
Other                                                             405                    90                   (66)
                                                      -------------------   -------------------   -------------------
                                                              137,567               160,986               119,899
Less reinsurance allowance for investment
     income under funds withheld arrangement
     (note 12)                                                (34,667)              (33,385)              (31,891)
Less investment expenses                                      (20,476)              (16,411)              (14,261)
                                                      -------------------   -------------------   -------------------
                 Net investment income                  $      82,424               111,190                73,747
                                                      ===================   ===================   ===================

        Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                             2004                        2003                         2002
                                ---------------------------  ---------------------------  ---------------------------
                                    Realized     Unrealized    Realized      Unrealized     Realized      Unrealized
                                ------------- -------------  ------------  -------------  ------------  -------------
Fixed maturities
  available for sale            $     1,442       (1,354)        3,823        (46,276)        4,423         55,484
Equity securities
  available for sale                    366        1,169           417           (234)           --            216
Trading securities                      440        3,851            27         33,681            --             --
Mortgage loans                         (232)          --          (405)            --          (539)            --
Short-term and other                  1,894           --         3,920             --        (1,518)            --
                                ------------- -------------  ------------  -------------  ------------  -------------
                                $     3,910        3,666         7,782        (12,829)        2,366         55,700
                                ============= =============  ============  =============  ============  =============

        Included in the above realized gains (losses) is the decrease (increase) in the allowance for possible losses on mortgage loans of $50,000, $(405,000), and $(539,000) in 2004, 2003, and 2002, respectively.

        The gross unrealized holding gains on equity securities available for sale were approximately $1,726,000 and $478,000 in 2004 and 2003, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $79,000 in 2004.

        The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

                                                                    December 31, 2004
                                         ----------------------------------------------------------------------------
                                                                  Gross              Gross
                                                                unrealized         unrealized
                                             Amortized           holding             holding             Estimated
                                               cost               gains              losses             fair value
                                         -----------------   -----------------  -----------------   -----------------
U.S. Treasury securities                     $      3,430               76                 --               3,506
Obligations of U.S. government
     sponsored agencies                           269,465            3,003             (2,408)            270,060
States and territories                             13,976              345               (109)             14,212
Corporate securities                              483,262           23,932             (1,823)            505,371
Mortgage-backed securities                        637,560           12,489             (4,086)            645,963
                                         -----------------   ----------------  -----------------   -----------------
                 Total                       $  1,407,693           39,845             (8,426)          1,439,112
                                         =================   ================  =================   =================

                                                                    December 31, 2003
                                         ----------------------------------------------------------------------------
                                                                  Gross              Gross
                                                                unrealized         unrealized
                                             Amortized           holding             holding             Estimated
                                               cost               gains              losses             fair value
                                         -----------------   -----------------  -----------------   -----------------
U.S. Treasury securities                     $      7,116              198                 --               7,314
Obligations of U.S.  Government
     sponsored agencies                           275,675            5,468             (3,209)            277,934
States and territories                             13,692              104               (296)             13,500
Special revenue                                     1,507               19                 --               1,526
Corporate securities                              443,716           26,645             (2,255)            468,106
Mortgage-backed securities                        482,590           10,592             (4,493)            488,689
                                         -----------------   -----------------  -----------------   -----------------
                 Total                       $  1,224,296           43,026            (10,253)          1,257,069
                                         =================   =================  =================   =================

        The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2004 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          Amortized            Estimated
                                                            cost               fair value
                                                      ------------------   -------------------
        Due in one year or less                    $          34,413                34,625
        Due after one year through five years                150,569               154,278
        Due after five years through ten years               239,103               249,490
        Due after ten years                                  346,048               354,756
                                                      ------------------   -------------------
                                                             770,133               793,149

        Mortgage-backed securities                           637,560               645,963
                                                      ------------------   -------------------
                         Total                     $       1,407,693             1,439,112
                                                      ==================   ===================

        Proceeds from sales of investments in fixed maturities available for sale were approximately $113,095,000, $119,920,000, and $310,224,000 in
        2004, 2003, and 2002, respectively. Gross gains of approximately $2,758,000, $4,514,000, and $9,437,000 and gross losses of approximately $1,724,000, $3,020,000, and $6,089,000 were realized on those sales in
        2004, 2003, and 2002, respectively. In addition, the Company realized net gains of approximately $408,000, $2,329,000, and $1,075,000 during 2004, 2003, and 2002, respectively, on investments in fixed maturities that were called or prepaid.

        The Company's common stock consists of holdings in banks and trust and insurance companies, primarily in Federal Home Loan Bank common stock.

        At October 1, 2003, the Company elected to reclassify investment securities available for sale with an amortized cost of approximately $492,878,000 and a fair value of approximately $530,816,000 to trading (note 1(o)). The unrealized gain at the date of transfer of approximately $37,938,000 is included in net investment income.

        At December 31, 2004 and 2003, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $565,825,000 and $543,173,000, respectively. These investments are subject to price volatility associated with any interest-bearing instrument. Net realized gains on trading securities during the years ended December 31, 2004 and 2003 were approximately $440,000 and $27,000, respectively, and are included in net investment income. Net unrealized holding gains on trading securities held at December 31, 2004 and 2003 were approximately $37,532,000 and $33,681,000, respectively.

        Gross unrealized losses on investment securities available for sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004, were as follows (in thousands):

                                            Less than 12 months          12 months or longer               Total
                                        ---------------------------  ---------------------------  ---------------------------
                                                        Unrealized                   Unrealized                   Unrealized
                                          Fair value      losses      Fair value       losses      Fair value       losses
                                        ------------- -------------  ------------  -------------  ------------  -------------
Obligations of U.S. government
    sponsored agencies                $     107,969           (550)      46,107          (1,858)     154,076          (2,408)
States and territories                           --             --        4,870            (109)       4,870            (109)
Corporate securities                         62,545           (869)      25,326            (954)      87,871          (1,823)
Mortgage-backed securities                  155,544         (3,791)      19,584            (295)     175,128          (4,086)
                                        ------------- -------------  ------------  -------------  ------------  -------------
        Subtotal - debt securities          326,058         (5,210)      95,887          (3,216)     421,945          (8,426)
                                        ------------- -------------  ------------  -------------  ------------  -------------
Preferred stocks                              2,373            (79)          --              --        2,373             (79)
                                        ------------- -------------  ------------  -------------  ------------  -------------
        Subtotal - equity securities          2,373            (79)          --              --        2,373             (79)
                                        ------------- -------------  ------------  -------------  ------------  -------------
        Total                         $     328,431         (5,289)      95,887          (3,216)     424,318          (8,505)
                                        ============= =============  ============  =============  ============  =============

        The unrealized losses in obligations of U.S. government sponsored agencies are due to interest rate fluctuations which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

        The investment included in states and territories is a taxable municipal bond issued by the state of Illinois. The bond is high grade investment quality and has an unrealized loss due to an increase in interest rates since acquisition. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold this investment until a market price recovery or maturity, this investment is not considered other than temporarily impaired.

        The investments included in corporate securities are comprised of corporate bonds and convertible bonds. All corporate bonds are investment grade and have no credit impairments. The unrealized loss is due to an increase in interest rates and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

        The investments included in mortgage-backed securities are comprised of U.S. government sponsored agency mortgage-backed securities, U.S. government sponsored agency-backed collateralized mortgage obligations, and corporate trustee issued (AAA rated) whole loan collateralized mortgage obligations. The unrealized losses on these securities are due to interest rate increases and not credit quality. The contractual cash flows of these securities are either a direct obligation of a U.S. government sponsored agency or of a corporate trustee with the added benefit of the underlying mortgage collateral. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other than temporarily impaired.

        The investments included in preferred stock with unrealized losses are mainly convertible preferred stocks of industrial companies. They are investment grade and have no credit impairments. The unrealized loss is due to an increase in interest rates and changes in sector spreads. The unrealized loss may continue and may become more severe in a continued rising interest rate environment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery, these investments are not considered other than temporarily impaired.

        Included in short-term and other investments at December 31, 2004 and 2003, respectively, are derivative instruments of approximately $11,906,000 and $10,242,000, which are carried at fair value. The net change in the fair value of these derivatives in 2004, 2003 and 2002 of approximately $1,894,000, $4,331,000, and ($1,518,000), respectively, before tax, is also reported as a realized gain (loss) in the consolidated statements of income. The derivative instruments owned by the Company consist of conversion features embedded within certain investments in fixed maturities and preferred stock, and are valued based on quotations obtained from an outside investment advisory firm.

        At December 31, 2004 and 2003, investments with carrying values of approximately $2,691,000 and $2,177,000, respectively, were on deposit with state insurance departments as required by statute.

(4)     Fair Value of Financial Instruments

        A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                                             2004                                2003
                                              ----------------------------------  -----------------------------------
                                                 Carrying          Estimated         Carrying           Estimated
                                                  amount          fair value          amount           fair value
                                              ----------------  ----------------  ----------------   ----------------
Financial assets:
    Cash                                    $        21,573            21,573            21,339             21,339
    Short-term and other investments                 55,352            55,352            33,928             33,928
    Accounts receivable                              75,065            75,065            69,366             69,366
    Accrued investment income                        21,714            21,714            20,928             20,928
    Reinsurance receivables on paid
       and unpaid benefits                          740,472           740,472           714,555            714,555
    Policy loans                                     27,555            27,555            27,445             27,445
    Fixed maturities available for sale           1,439,112         1,439,112         1,257,069          1,257,069
    Equity securities available for sale             30,046            30,046            20,421             20,421
    Trading investments                             565,825           565,825           543,173            543,173
    Mortgage loans                                  269,231           296,949           238,758            264,750

Financial liabilities:
    Certain policy liabilities                      729,260           725,628           687,604            681,894
    Derivative in funds withheld under
       reinsurance contract                          41,014            41,014            37,188             37,188
    Other liabilities                               105,609           105,609            96,328             96,328
    Notes payable                                   434,214           441,014           297,928            310,601

        Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

        The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

        Policy Loans

        Policy loans have average interest yields of approximately 6.76% and 5.74% as of December 31, 2004 and 2003, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

        Fixed Maturities and Trading Investments

        The fair value of fixed maturities and trading investments are estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

        Equity Securities

        The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

        Mortgage Loans

        Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 7.11% and 7.42% for December 31, 2004 and 2003, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market rates of 5.54% and 5.77% for December 31, 2004 and 2003, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

        Certain Policy Liabilities

        Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

                                                    2004                                2003
                                      ----------------------------------  ----------------------------------
                                         Carrying          Estimated         Carrying          Estimated
                                          amount          fair value          amount          fair value
                                      ----------------  ----------------  ----------------  ----------------
                                                (In thousands)                      (In thousands)
Funds held under deposit
    administration contracts            $   674,529           669,228           631,016           624,484
Annuities                                    54,731            56,400            56,588            57,410

        Derivative in Funds Withheld under Reinsurance Contract

        The fair value of the Company's derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.

        Notes Payable

        The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are at or near the carried rates because the notes have relatively short lives or carry the option of conversion to an adjustable rate.

        Limitations

        Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(5)     Deferred Policy Acquisition Costs

        Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

                                                           Life and            Accident and
                                                           annuity                health                Total
                                                      -------------------   -------------------   -------------------
Year ended December 31, 2004:
     Deferred costs                                     $    10,854                63,312                74,166
     Amortization                                           (10,981)              (50,589)              (61,570)
                                                      -------------------   -------------------   -------------------
                 Net (decrease) increase                $      (127)               12,723                12,596
                                                      ===================   ===================   ===================
Year ended December 31, 2003:
     Deferred costs                                     $    11,580                65,786                77,366
     Amortization                                           (11,579)              (41,245)              (52,824)
                                                      -------------------   -------------------   -------------------
                 Net increase                           $         1                24,541                24,542
                                                      ===================   ===================   ===================
Year ended December 31, 2002:
     Deferred costs                                     $    11,859                66,498                78,357
     Amortization                                           (15,652)              (51,796)              (67,448)
                                                      -------------------   -------------------   -------------------
                 Net (decrease) increase                $    (3,793)               14,702                10,909
                                                      ===================   ===================   ===================

(6)     Reserves for Future Policy Benefits

        Reserves for life and annuity future policy benefits as of December 31 are principally based on the interest assumptions set forth below (in thousands):

                                                                                                       Interest
                                                             2004                  2003              assumptions
                                                      -------------------   -------------------   -------------------
Life and annuity reserves:
     Issued prior to 1970                             $         3,271                 3,271             4.75%
     Issued 1970 through 1980                                  30,583                30,385         6.75% to 5.25%
     Issued after 1982 (indeterminate
        premium products)                                         776                   755        10.00% to 8.50%
     Issued through 1987 (acquired business)                    1,212                 1,149             11.00%
     Issued 1981-1994 (all other)                              37,606                36,601         8.50% to 7.00%
     Issued after 1994 (all other)                             45,329                25,815            Various
     Life contingent annuities                                 35,275                35,436           Various<F1>
     Group term life waiver of premium
        disabled lives                                          9,233                 8,725             6.00%
     Reserves acquired through assumption
        reinsurance agreement (note 12)                       636,204               614,219         5.50% to 2.25%
                                                      -------------------   -------------------
                                                      $       799,489               756,356
                                                      ===================   ===================
____________________

<F1>
     These reserves are revalued as limited-pay contracts. As a result, the reserve is somewhat greater than the present value of future benefits and expenses at the assumed interest rates, i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

        Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)     Liability for Benefits Payable

        The provision for benefits pertaining to prior years increased by approximately $8,900,000 in 2004. The increase was in the guaranteed renewable and the group disability lines of business due to less favorable than anticipated loss experience in the prior years incurrals. The provision for benefits pertaining to prior years decreased by approximately $7,300,000 in 2003 primarily due to better-than-anticipated loss experience related to hospital indemnity business. The provision for benefits pertaining to prior years increased by approximately $1,000,000 in 2002 primarily due to fluctuations in the group medical line.

(8)     Notes Payable

        Notes payable as of December 31 are summarized as follows:

                                                                   2004                  2003
                                                            -------------------   -------------------
                                                                           (In thousands)
5.05% line of credit, due in 2005, interest due monthly      $          714                 1,428
2.98% line of credit, due in 2006, interest due monthly              25,000                25,000
5.55% line of credit, due in 2008, interest due monthly               6,500                 6,500
5.03% line of credit, due in 2008, interest due monthly               5,000                 5,000
5.60% line of credit, due in 2009, interest due monthly               5,000                 5,000
3.10% line of credit, due in 2009, interest due monthly              10,000                10,000
2.73% line of credit, due in 2009, interest due monthly              10,000                    --
2.74% line of credit, due in 2009, interest due monthly              10,000                    --
3.81% line of credit, due in 2009, interest due monthly              12,000                    --
4.04% line of credit, due in 2009, interest due monthly               5,000                    --
6.19% line of credit, due in 2010, interest due monthly              10,000                10,000
6.61% line of credit, due in 2010, interest due monthly              10,000                10,000
6.33% line of credit, due in 2010, interest due monthly              15,000                15,000
6.87% line of credit, due in 2010, interest due monthly              15,000                15,000
6.31% line of credit, due in 2010, interest due monthly              15,000                15,000
3.21% line of credit, due in 2011, interest due monthly              10,000                    --
3.82% line of credit, due in 2012, interest due monthly              10,000                10,000
1.65% line of credit, due in 2013, interest due monthly             150,000               150,000
5.87% line of credit, due in 2014, interest due monthly              15,000                15,000
3.5% line of credit, due in 2014, interest due monthly               25,000                    --
2.6% line of credit, due in 2014, interest due monthly               10,000                    --
2.23% line of credit, due in 2014, interest due monthly              10,000                    --
3.91% line of credit, due in 2014, interest due monthly              25,000                    --
3.70% line of credit, due in 2014, interest due monthly              25,000
Various notes payable, paid in 2004                                      --                 5,000
                                                            -------------------   -------------------
                                                             $      434,214               297,928
                                                            ===================   ===================

        AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $434,214,000 and $297,928,000 at December 31, 2004 and
        2003, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $480,969,000 and $329,837,000 at December 31, 2004 and
        2003, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at Bank One Trust Company, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 219,338 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $21,934,000 at December 31, 2004.

        The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2004.

        Interest expense for the years ended December 31, 2004, 2003, and 2002 totaled approximately $13,055,000, $9,865,000, and $8,113,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

        Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2004 are as follows (in thousands):

                2005              $            714
                2006                        25,000
                2007                            --
                2008                        11,500
                2009                        52,000
                Thereafter                 345,000
                                   -------------------
                                  $        434,214
                                   ===================

(9)     Income Taxes

        Total 2004 and 2003 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to management fees paid to AFC treated as dividends for financial reporting purposes, the dividends received deduction and the tax-exempt interest exclusion.

        The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

                                                                            2004                  2003
                                                                    ------------------   -------------------
Deferred tax assets:
     Other investments                                            $            999                 1,026
     Life and health reserves                                               30,157                31,005
     Other liabilities and assets                                            4,792                 3,836
     Derivative in funds withheld under
        reinsurance contract                                                14,355                13,016
                                                                   -------------------   -------------------
                 Total gross deferred tax assets                            50,303                48,883
                                                                   -------------------   -------------------
Deferred tax liabilities:
     Fixed maturities                                                      (26,605)              (24,776)
     Equity securities                                                        (621)                 (509)
     Deferred policy acquisition costs                                     (86,860)              (84,760)
     Due and deferred premiums                                             (17,519)              (15,209)
                                                                   -------------------   -------------------
                 Total gross deferred tax liabilities                     (131,605)             (125,254)
                                                                   -------------------   -------------------
                 Net deferred tax liability                       $        (81,302)              (76,371)
                                                                   ===================   ===================

        Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

        The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other accounts receivable includes income taxes receivable of approximately $3,208,000 and $2,212,000 at December 31, 2004 and 2003, respectively.

        Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). On January 1, 1984, the balance of the PSA account was fixed and only subject to taxation in the event amounts in the PSA account were distributed to shareholders, or if the balance of the account exceeded certain limitations prescribed by the IRS. On October 22, 2004, President Bush signed into law the America Jobs Creation Act of 2004. Included among the various provision of the Act was a two-year suspension of the taxation on distributions of amounts from a company's Policyholder's Surplus Account and reordering rules for current distributions providing that distributions are deemed to reduce the existing PSA balance before reducing amounts available to shareholders. At December 31, 2004, the accumulated untaxed PSA balance for AFA was $8,161,000. Management believes that under AFA's ordinary operations, $8,161,000 will be distributed before the expiration date of the suspension. At the close of the suspension period, the previous ordering rules will be reinstated, accordingly management considers the likelihood of additional distributions from the PSA account after the suspension period to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements.

(10)    Other Comprehensive Income (Loss)

        The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

                                                                       Year ended December 31, 2004
                                                      ---------------------------------------------------------------
                                                            Pretax                 Tax                   Net
                                                            amount                effect                amount
                                                      -------------------   -------------------   -------------------
Unrealized holding loss on available
    for sale investments:
        Unrealized holding loss arising during
           the period                                  $       (1,993)               698                 (1,295)
        Plus: reclassification adjustment for
           gains included in net income                         1,808               (633)                 1,175
                                                      -------------------   -------------------   -------------------
Other comprehensive loss                               $         (185)                65                   (120)
                                                      ===================   ===================   ===================

                                                                       Year ended December 31, 2003
                                                      ---------------------------------------------------------------
                                                            Pretax                 Tax                   Net
                                                            amount                effect                amount
                                                      -------------------   -------------------   -------------------
Unrealized holding loss on available
    for sale investments:
        Unrealized holding loss arising during
           the period                                  $      (50,750)            17,764                (32,986)
        Plus: reclassification adjustment for
           gains included in net income                         4,240             (1,485)                 2,755
Minimum pension liability                                       7,367             (2,579)                 4,788
                                                      -------------------   -------------------   -------------------
Other comprehensive loss                               $      (39,143)            13,700                (25,443)
                                                      ===================   ===================   ===================

                                                                       Year ended December 31, 2002
                                                      ---------------------------------------------------------------
                                                            Pretax                 Tax                   Net
                                                            amount                effect                amount
                                                      -------------------   -------------------   -------------------
Unrealized holding gain on available
    for sale investments:
        Unrealized holding gain arising during
           the period                                  $       51,277            (17,844)                33,433
        Plus: reclassification adjustment for
           gains included in net income                         4,423             (1,548)                 2,875
Minimum pension liability                                      (7,367)             2,579                 (4,788)
                                                      -------------------   -------------------   -------------------
Other comprehensive income                             $       48,333            (16,813)                31,520
                                                      ===================   ===================   ===================

        At December 31, 2004 and 2003, the component of accumulated other comprehensive income is as follows (in thousands):

                                                                               2004                  2003
                                                                        -------------------   -------------------
Unrealized holding gains, net of deferred tax liability
     of $11,576 and $11,641 in 2004 and 2003, respectively           $           21,490                21,610
                                                                        -------------------   -------------------
                                                                     $           21,490                21,610
                                                                        ===================   ===================

(11)    Reinsurance

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2004 and 2003, reinsurance receivables with a carrying value of approximately $82,520,000 and $84,980,000, respectively, were associated with two reinsurers. In addition, reinsurance receivables of approximately $535,162,000 and $510,757,000 in 2004 and 2003, respectively, were associated with one reinsurer (note 12).

        Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2004 and 2003, the face amounts of life insurance in force that are reinsured amounted to approximately $14,780,000,000 (approximately 72.4% of total life insurance in force) and $13,827,000,000 (approximately 66.2% of total life insurance in force), respectively.

        Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

        The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(203,025,000), $(214,804,000), and $(235,456,000), for
        life and accident and health reinsurance ceded, and $18,658,000, $16,173,000, and $13,940,000 for life and accident and health reinsurance assumed for the years ended December 31, 2004, 2003, and 2002, respectively.

        Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $175,944,000, $180,385,000, and $178,979,000 for the years ended December 31, 2004, 2003, and 2002, respectively.

(12)    Acquired Business

        (a)   Mid-Continent Life Insurance Company

              Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America, which agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR), in 2002. The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $549,886,000 and $520,609,000 to HLR and maintaining a funds withheld liability at December 31, 2004 and 2003, respectively.

              Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra-Life" contracts will not increase during the 17-year period beginning December 31, 2000. The Company has also guaranteed that the current dividend scale on the assumed "Extra-Life" contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL's operations after December 31, 2000 and winding up the receivership proceedings. The remainder of these funds was remitted to the Company in 2003.

              As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve
              (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

              The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR will be reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR.

              Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to AFA, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by AFA in 2004 and 2003, before tax, was approximately $3,973,000 and $7,204,000, respectively and is included in other income in the accompanying consolidated statements of income. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No. 113. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

        (b)   American Standard Life and Accident Insurance Company

              Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $285,000, $328,000, and $379,000 of amortization was recorded in 2004, 2003, and 2002, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2004 and 2003 balance of the PVP asset approximates $1,491,000 and $1,776,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

              An estimate of the amortization of the PVP for the next five years is as follows:

                        2005              $    245,000
                        2006                   210,000
                        2007                   178,000
                        2008                   150,000
                        2009                   127,000

(13)    Employee Benefit Plans

        The Company participates in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future.

        Prior to 2003, the Company was the Plan sponsor. Effective January 1, 2003, the Plan sponsor was changed from AFA to AFC. The change in Plan sponsor increased the Company's equity by approximately $3,821,000 on January 1, 2003. The Company recorded a decrease of approximately $4,788,000, net of tax, on the additional minimum pension liability, which is recognized as a component of other comprehensive income in 2003. The Company also recorded a decrease of approximately $967,000 in the prepaid pension asset, which is recognized as a dividend paid in 2003. The Company contributed approximately $5,610,000 and $5,181,000 to the Plan during the years ended December 31, 2004 and 2003, respectively.

        In determining the projected benefit obligation, the weighted average assumed discount rate used was 6.75% in 2002. The rate of increase in future salary levels was 5% in 2002. The expected long-term rate of return on assets used in determining net periodic pension cost was 9.5% in 2002. Plan assets are invested in fixed maturities, equity securities, and short-term investments.

        Net periodic pension cost for the year ended December 31, 2002 included the following (in thousands):

                Service cost - benefits earned during
                     period                               $        2,803
                Interest costs                                     2,225
                Expected return on plan assets                    (2,432)
                Net amortization and deferral                        329
                                                          --------------
                         Net periodic pension cost        $        2,925
                                                          ==============

        In 2002, the Company recorded an additional minimum pension liability for the difference between the accumulated benefit obligation and the fair value of plan assets at December 31, 2002, net of the Company's accrued benefit cost and unrecognized prior service cost at December 31, 2002. The additional liability of approximately $4,788,000, net of deferred tax benefit of approximately $2,579,000, is reported as a separate component of other comprehensive income.

        The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $1,882,000, $1,810,000, and $1,716,000 to this plan during the years ended December 31, 2004, 2003, and 2002, respectively.

(14)    Commitments and Contingencies

        Rent expense for office space and equipment for the years ended December 31, 2004, 2003, and 2002, was approximately $11,559,000, $11,164,000, and $10,079,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2004 under noncancelable long-term leases are as follows (in thousands):

                        2005                   $      2,557
                        2006                          2,286
                        2007                          1,240
                        2008                            569
                        2009                             91
                        Thereafter                      173

        The Company has pledged approximately $2,947,000 of its treasury notes as collateral on lines of credit held by affiliated companies.

        The Company has outstanding mortgage loan commitments of approximately $16,390,000 and $13,555,000 at December 31, 2004 and 2003, respectively.

        As of December 31, 2004, the Company has an outstanding guarantee for approximately $3,765,000 on borrowings from commercial banks by AFC. The borrowings were made for acquisition purposes and mature in 2007. The guarantee unconditionally, continually, and absolutely guarantees the obligations of AFC to the banks, but is limited and reducing as the principal amounts of the notes are repaid on a dollar for dollar basis. The guarantee is expected to mature in 2007 and is unsecured. If AFC defaults on the loan agreement, the Company could be requested to perform under the guarantee. It is unlikely that the Company would be required to make payments under its guarantee and no amount has been accrued for the Company's obligation under its guaranty arrangement.

        In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

(15)    Related-Party Transactions

        The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2004, 2003, and 2002, rentals paid under these leases were approximately $4,892,000, $4,876,000, and $4,723,000, respectively.

        During the years ended December 31, 2004, 2003, and 2002, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $5,090,000, $4,409,000, and $4,285,000, respectively.

        During the years ended December 31, 2004, 2003, and 2002, the Company paid management fees to AFC totaling approximately $4,392,000, $3,857,000, and $3,977,000, respectively.

        The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $3,656,000, $3,249,000, and $2,747,000 in 2004, 2003, and 2002, respectively.

        During 2004, 2003, and 2002, the Company paid cash dividends to AFC of approximately $14,734,000, $11,908,000, and $13,539,000, respectively.

        During 2003, the Company paid dividends to AFC of approximately $967,000 in the form of a prepaid pension asset.

        During 2003, the Company paid dividends to AFC of approximately $523,000 in the form of a receivable from a subsidiary of AFC.

        During 2004, 2003, and 2002, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $3,223,000, $2,705,000, and $2,289,000 for the years ended December 31, 2004, 2003, and 2002, respectively, and is included in selling costs and other operating, administrative, and general expenses.

        Short-term and other investments at December 31, 2003 include a note receivable from a subsidiary of AFC totaling $480,000, which bears an interest rate of 7.5% per annum. The Company recorded investment income on the note of approximately $34,000 and $8,000 during the years ended December 31, 2003 and 2002, respectively. AFC purchased the note from the Company in 2004.

        An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.

(16)    Segment Information

        The Company's reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accidental death and dismemberment policies, which are marketed to public school employees. The Strategic Alliance Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America.

        Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

        The following summary, representing revenues and pre-tax income from continuing operations and identifiable assets for the Company's reportable segments as of and for the years ended December 31, 2004, 2003, and 2002, is as follows:

                                                                             Years ended December 31,
                                                           --------------------------------------------------------------
                                                                 2004                  2003                  2002
                                                           ------------------    ------------------   -------------------
Revenue
     American Fidelity Education Services
        Division                                        $         289,956               268,082               241,354
     Association Worksite Division                                159,990               178,593               158,779
     Strategic Alliance Division                                   77,666                67,096                47,066
     AFAmeriLife Division                                          15,372                36,449                 3,445
     Noninsurance operations                                        1,923                 1,958                 1,836
                                                           ------------------    ------------------   -------------------
              Total consolidated revenue                $         544,907               552,178               452,480
                                                           ==================    ==================   ===================
Premiums and annuity and universal
     life considerations
        American Fidelity Education Services
           Division                                     $         212,785               191,056               172,786
        Association Worksite Division                             141,375               157,621               146,636
        Strategic Alliance Division                                78,727                65,172                46,432
        AFAmeriLife Division                                        2,485                   643                   945
        Noninsurance operations                                        --                   --                    --
                                                           ------------------    ------------------   -------------------
              Total consolidated premiums and
                 annuity and universal life
                 considerations                         $         435,372               414,492               366,799
                                                           ==================    ==================   ===================
Net investment income
     American Fidelity Education Services
        Division                                        $          58,522                54,891                54,715
     Association Worksite Division                                 11,406                11,529                 9,747
     Strategic Alliance Division                                    3,214                 2,773                 1,691
     AFAmeriLife Division                                           9,282                41,997                 7,593
     Noninsurance operations                                           --                    --                     1
                                                           ------------------    ------------------   -------------------
              Total consolidated net
                 investment income                      $          82,424               111,190                73,747
                                                           ==================    ==================   ===================

                                                                             Years ended December 31,
                                                           --------------------------------------------------------------
                                                                 2004                  2003                  2002
                                                           ------------------    ------------------   -------------------
Amortization of deferred policy
     acquisition costs
        American Fidelity Education Services
           Division                                     $          45,738                37,903                47,037
        Association Worksite Division                              12,465                11,600                16,148
        Strategic Alliance Division                                 2,691                 2,522                 4,263
        AFAmeriLife Division                                          676                   799                    --
        Noninsurance operations                                        --                    --                    --
                                                           ------------------    ------------------   -------------------
              Total consolidated amortization
                 of deferred policy acquisition
                 costs                                  $          61,570                52,824                67,448
                                                           ==================    ==================   ===================
Pretax earnings (loss) including cumulative
     effect of change in accounting principle
        American Fidelity Education Services
           Division                                     $          40,719                43,100                35,698
        Association Worksite Division                               7,314                 8,520                (4,569)
        Strategic Alliance Division                                 4,152                (6,177)               (6,698)
        AFAmeriLife Division                                          915                 9,149                 3,077
        Noninsurance operations                                       115                    76                  (325)
                                                           ------------------    ------------------   -------------------
              Total consolidated pretax earnings
                 including cumulative effect
                 of change in accounting
                 principle                              $          53,215                54,668                27,183
                                                           ==================    ==================   ===================

                                                                      As of December 31,
                                                        ------------------------------------------
                                                               2004                   2003
                                                        -------------------   --------------------
Total assets
     American Fidelity Education Services Division      $       2,011,146             1,755,149
     Association Worksite Division                                314,149               338,453
     Strategic Alliance Division                                  176,678               140,132
     AFAmeriLife Division                                       1,367,828             1,293,756
     Noninsurance operations                                          131                   210
                                                        -------------------   --------------------
              Total consolidated assets                 $       3,869,932             3,527,700
                                                        ===================   ====================


                                 AMERICAN FIDELITY ASSURANCE COMPANY
                                           AND SUBSIDIARIES

                          Schedule III - Supplementary Insurance Information
                                   As of December 31, 2004 and 2003
                                            (In thousands)

                                                                  2004                  2003
                                                           -------------------   -------------------
Deferred policy acquisition costs:
     American Fidelity Education Services Division      $         238,870               221,687
     Association Worksite Division                                 65,098                67,844
     Strategic Alliance Division                                   14,057                14,751
     AFAmeriLife Division                                           3,529                 4,676
     Noninsurance operations                                           --                    --
                                                           -------------------   -------------------
                                                        $         321,554               308,958
                                                           ===================   ===================
Reserves for future policy benefits:
     American Fidelity Education Services Division      $         529,128               506,068
     Association Worksite Division                                 87,118               101,640
     Strategic Alliance Division                                   81,168                76,095
     AFAmeriLife Division                                         391,598               362,364
     Noninsurance operations                                           --                    --
                                                           -------------------   -------------------
                                                        $       1,089,012             1,046,167
                                                           ===================   ===================
Unearned premiums:
     American Fidelity Education Services Division      $           2,420                 2,243
     Association Worksite Division                                    404                   321
     Strategic Alliance Division                                        3                     3
     AFAmeriLife Division                                              --                    --
     Noninsurance operations                                           --                    --
                                                           -------------------   -------------------
                                                        $           2,827                 2,567
                                                           ===================   ===================
Benefits payable:
     American Fidelity Education Services Division      $          46,804                39,970
     Association Worksite Division                                 21,299                17,756
     Strategic Alliance Division                                    9,744                 6,451
     AFAmeriLife Division                                             441                   352
     Noninsurance operations                                           --                    --
                                                           -------------------   -------------------
                                                        $          78,288                64,529
                                                           ===================   ===================

                                          AMERICAN FIDELITY ASSURANCE COMPANY
                                                   AND SUBSIDIARIES

                            Schedule III - Supplementary Insurance Information (Continued)
                                     Years ended December 31, 2004, 2003, and 2002
                                                    (In thousands)

                                                             2004                  2003                  2002
                                                      -------------------   -------------------   -------------------
Premium revenue and annuity and
   universal life considerations:
        American Fidelity Education Services
           Division                                $          212,785               191,056               172,786
        Association Worksite Division                         141,375               157,621               146,636
        Strategic Alliance Division                            78,727                65,172                46,432
        AFAmeriLife Division                                    2,485                   643                   945
        Noninsurance operations                                    --                    --                    --
                                                      -------------------   -------------------   -------------------
                                                   $          435,372               414,492               366,799
                                                      ===================   ===================   ===================
Net investment income:
     American Fidelity Education Services
        Division                                   $           58,522                54,891                54,715
     Association Worksite Division                             11,406                11,529                 9,747
     Strategic Alliance Division                                3,214                 2,773                 1,691
     AFAmeriLife Division                                       9,282                41,997                 7,593
     Noninsurance operations                                       --                    --                     1
                                                      -------------------   -------------------   -------------------
                                                   $           82,424               111,190                73,747
                                                      ===================   ===================   ===================
Benefits, claims, losses and
     settlement expenses:
        American Fidelity Education Services
           Division                                $          165,892               150,404               134,693
        Association Worksite Division                          66,508                77,470                77,842
        Strategic Alliance Division                            51,899                47,218                33,469
        AFAmeriLife Division                                    5,366                (3,042)               (6,105)
        Noninsurance operations                                    --                    --                    --
                                                      -------------------   -------------------   -------------------
                                                   $          289,665               272,050               239,899
                                                      ===================   ===================   ===================
Amortization of deferred policy
     acquisition costs:
        American Fidelity Education Services
           Division                                $           45,738                37,903                47,037
        Association Worksite Division                          12,465                11,600                16,148
        Strategic Alliance Division                             2,691                 2,522                 4,263
        AFAmeriLife Division                                      676                   799                    --
        Noninsurance operations                                    --                    --                    --
                                                      -------------------   -------------------   -------------------
                                                   $           61,570                52,824                67,448
                                                      ===================   ===================   ===================


                                          AMERICAN FIDELITY ASSURANCE COMPANY
                                                   AND SUBSIDIARIES

                            Schedule III - Supplementary Insurance Information (Continued)
                                     Years ended December 31, 2004, 2003, and 2002
                                                    (In thousands)

                                                             2004                  2003                  2002
                                                      -------------------   -------------------   -------------------
Other operating expenses:
     American Fidelity Education Services
        Division                                   $           43,850                37,433                35,042
     Association Worksite Division                             31,625                30,198                28,290
     Strategic Alliance Division                                6,378                 5,977                 3,554
     AFAmeriLife Division                                       3,351                 1,104                   504
     Noninsurance operations                                    1,738                 1,809                 2,091
                                                      -------------------   -------------------   -------------------
                                                   $           86,942                76,521                69,481
                                                      ===================   ===================   ===================

See accompanying report of independent registered public accounting firm.

                                                 AMERICAN FIDELITY ASSURANCE COMPANY
                                                          AND SUBSIDIARIES
                                                      Schedule IV - Reinsurance
                                            Years ended December 31, 2004, 2003, and 2002
                                                           (In thousands)

                                                                                                                      Percentage
                                                               Ceded              Assumed                             of amount
                                            Gross             to other          from other             Net             assumed
                                           amount            companies           companies            amount            to net
                                        ---------------   -----------------   ----------------   -----------------   ------------
Year ended December 31, 2004:
    Life insurance in force             $   20,340,668          14,779,586             63,879           5,624,961          1.13%
                                        ===============   =================   ================   =================   ===========
    Premiums:
       Life insurance                   $      124,724              96,474                223              28,473          0.78%
       Accident and health insurance           495,015             106,551             18,435             406,899          4.53%
                                        ---------------   -----------------   ----------------   -----------------   -----------
               Total premiums           $      619,739             203,025             18,658             435,372          4.29%
                                        ===============   =================   ================   =================   ===========
Year ended December 31, 2003:
    Life insurance in force             $   20,778,408          13,826,874            106,936           7,058,470          1.52%
                                        ===============   =================   ================   =================   ===========
    Premiums:
       Life insurance                   $      124,539              95,564                497              29,472          1.69%
       Accident and health insurance           488,584             119,240             15,676             385,020          4.07%
                                        ---------------   -----------------   ----------------   -----------------   -----------
               Total premiums           $      613,123             214,804             16,173             414,492          3.90%
                                        ===============   =================   ================   =================   ===========
Year ended December 31, 2002:
    Life insurance in force             $   20,638,283          12,804,611             62,287           7,895,959          0.79%
                                        ===============   =================   ================   =================   ===========
    Premiums:
       Life insurance                   $      121,468              91,350                256              30,374          0.84%
       Accident and health insurance           466,847             144,106             13,684             336,425          4.07%
                                        ---------------   -----------------   ----------------   -----------------   -----------
               Total premiums           $      588,315             235,456             13,940             366,799          3.80%
                                        ===============   =================   ================   =================   ===========

See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

The following financial statements are included in Part B hereof:

American Fidelity Separate Account B

         Report of Independent Registered Public Accounting Firm Statements of Assets and Liabilities as of December 31, 2004 Statements of Operations for the Year Ended December 31, 2004 Statements of Changes in Net Assets for the Years Ended
           December 31, 2004 and 2003
         Financial Highlights
         Notes to Financial Statements

American Fidelity Assurance Company

         Report of Independent Registered Public Accounting Firm
         Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Income for the Years Ended December 31,
           2004, 2003 and 2002
         Consolidated Statements of Stockholder's Equity for
           the Years Ended December 31, 2004, 2003 and 2002
         Consolidated Statements of Cash Flows for the Years Ended
           December 31, 2004, 2003 and 2002
         Notes to Consolidated Financial Statements
         Schedule III - Supplementary Insurance Information
         Schedule IV - Reinsurance

     (b)  EXHIBITS

1 Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B. Incorporated by reference to exhibit 99.B1 to the Registrant's registration statement on Form N-4 filed on April 23, 1997.

3 Principal Underwriter's Agreement dated July 14, 1997 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. Incorporated by reference to Exhibit 99B.3 to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997.

4.1 Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.2 Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.3 403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.4      Individual Retirement Annuity Rider. Incorporated by reference to
         Exhibit 99.B4(iv) to Registrant's registration statement on Form N-4 filed on April 23, 1997.

4.5 Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate). Incorporated by reference to Exhibit
         4.6 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

4.6 403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

4.7 403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4 filed on April 26, 2004.

5 Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant's registration statement on Form N-4 filed on April 23, 1997.

6.1 Articles of Incorporation of American Fidelity Assurance Company. Incorporated by reference to Exhibit 99.B6(i) to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on October 10, 1997.

6.2 Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997. Incorporated by reference to Exhibit 99.B6(ii) to Post-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed on April 24, 1998.

8.1 Fund Participation Agreement dated April 18, 1997 between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc., as amended by Exhibit 4 thereto dated January 20, 1999. Incorporated by reference to Exhibit 8.1 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999.

8.2 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. dated June 17, 2002. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.3 Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant's registration statement on Form N-4 on April 30, 1999.

8.4 Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
         Fund), as amended. Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.5 Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.6 Fund Participation Agreement and December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.4 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.7 First Amendment to Fund Participation Agreement dated December 22, 1998 between Dual Strategy Fund and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.8 Second Amendment to Fund Participation Agreement between American Fidelity Dual Strategy Fund, Inc. and American Fidelity Assurance Company dated July 16, 2002. Incorporated by reference to Exhibit 8.8 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.9 Shareholder Services Agreement dated January 16, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.6 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.10 Amendment No. 1 to Shareholder Services Agreement dated April 6, 2001 between American Fidelity Assurance Company and American Century Investment Services, Inc. Incorporated by reference to Exhibit 8.7 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.11 Amendment No. 2 to Shareholder Services Agreement between American Fidelity Assurance Company and American Century Investment Management, Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.11 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.12 Fund Participation Agreement dated April 10, 2001 between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. Incorporated by reference to
         Exhibit 8.8 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.13 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. dated June 27, 2002. Incorporated by reference to Exhibit 8.13 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.14 Fund Participation Agreement dated April 20, 2001 between American Fidelity Assurance Company and Federated Securities Corp. Incorporated by reference to Exhibit 8.9 to Post-Effective Amendment No. 5 to Registrant's registration statement on Form N-4 filed on April 30, 2001.

8.15 Amendment No. 1 to Fund Participation Agreement between American Fidelity Assurance Company and Federated Insurance Series and Federated Securities Corp. dated June 27, 2002. Incorporated by reference to
         Exhibit 8.15 to Post-Effective Amendment No. 7 to Registrant's registration statement on Form N-4 filed April 7, 2003.

8.16 Amended and Restated Fund Participation Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Variable Series Funds, Inc. Incorporated by reference to Exhibit 8.16 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.17 Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. Incorporated by reference to Exhibit 8.17 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed
         March 31, 2005.

8.18 Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation. Incorporated by reference to
         Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.19 Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999. Incorporated by reference to Exhibit 8.19 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.20 AMT Services Agreement dated August 31, 2001 between Neuberger Berman Management Inc. and American Fidelity Assurance Company. Incorporated by reference to Exhibit 8.20 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.21 Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated September 1, 1999. Incorporated by reference to Exhibit 8.21 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed
         March 31, 2005.

8.22 First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. dated January 28, 2005. Incorporated by reference to Exhibit 8.16 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed March 31, 2005.

8.23* Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.

8.24* Amendment No. 3 to the Shareholder Services Agreement between American Fidelity Assurance Company, American Century Investment Management, Inc. and American Century Investment Services, Inc. dated March 22, 2005.

8.25* Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. dated February 28, 2005.

8.26* Participation Agreement among Vanguard Variable(R) Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.

9*       Opinion and Consent of Counsel.

10*      Consent of Independent Registered Public Accounting Firm.

99*      Organizational Chart of American Fidelity Assurance Company.
____________________

*        Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address    Positions and Offices with Depositor
-----------------------------------    ------------------------------------

Lynda L. Cameron                       Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William M. Cameron                     Chairman of the Board and Chief Executive
2000 N. Classen Boulevard              Officer, Director
Oklahoma City, Oklahoma  73106

David R. Carpenter                     Executive Vice President, Treasurer
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

William E. Durrett                     Senior Chairman of the Board, Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Stephen P. Garrett                     Senior Vice President, Secretary, Chief
2000 N. Classen Boulevard              Compliance Officer
Oklahoma City, Oklahoma  73106

Charles R. Eitel                       Director
One Concourse Parkway, Suite 800
Atlanta, Georgia  30328

Theodore M. Elam                       Director
10th Floor, Two Leadership Square
211 North Robinson
Oklahoma City, Oklahoma  73102

Kenneth D. Klehm                       Senior Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Alfred L. Litchenburg                  Executive Vice President
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

David R. Lopez                         Director
210 Park Ave., Ste. 230
Oklahoma City, Oklahoma  73102

Paula Marshall-Chapman                 Director
2727 East 11th Street
Tulsa, Oklahoma  74104

John W. Rex                            President and Director
2000 N. Classen Boulevard
Oklahoma City, Oklahoma  73106

Galen P. Robbins, M.D.                 Director
11901 Quail Creek Road
Oklahoma City, Oklahoma  73120


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The organizational chart of American Fidelity Assurance Company is included as Exhibit 99. The subsidiaries of American Fidelity Assurance Company reflected in the organization chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of March 1, 2005, there were 220 non-qualified contract owners and 16,173 qualified contract owners.

ITEM 28.  INDEMNIFICATION

     The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:

     (a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.

     (b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.

     (c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A, American Fidelity Separate Account C and American Fidelity Dual Strategy Fund, Inc.(R)

     (b) The following persons are the officers and directors of American Fidelity Securities. The principal business address for each of the following officers and directors is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Name and Principal Business Address Positions and Offices with Underwriter
----------------------------------- --------------------------------------

David R. Carpenter                  Director, Chairman, President, Chief
P.O. Box 25523                      Executive Officer and Treasurer and
Oklahoma City, Oklahoma  73125      Investment Company and Variable Contracts
                                    Products Principal

Marvin R. Ewy                       Director, Vice President, Secretary, and
P.O. Box 25523                      Investment Company and Variable Contracts
Oklahoma City, Oklahoma  73125      Products Principal

Nancy K. Steeber                    Director, Vice President, Chief Operations
P.O. Box 25523                      Officer and Investment Company and Variable
Oklahoma City, Oklahoma  73125      Contracts Products Principal

Shirley K. Williams                 Assistant Vice President and Chief Financial
P.O. Box 25523                      Officers and Financial and Operations
Oklahoma City, Oklahoma  73125      Principal

Katherine I. Leviant                Chief Compliance Officer
P.O. Box 25523
Oklahoma City, Oklahoma  73125

     (c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2004 were $668,173, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant. It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     David R. Carpenter, Executive Vice President and Treasurer of American Fidelity Assurance Company, whose address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                 REPRESENTATIONS

     American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

     American Fidelity Assurance Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(a) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 27, 2005.

                                  AMERICAN FIDELITY SEPARATE ACCOUNT B
                                  (Registrant)
                                  By:  American Fidelity Assurance Company
                                       (Depositor)


                                  By: JOHN W. REX
                                      ------------------------------------------
                                      John W. Rex, President

                                  AMERICAN FIDELITY ASSURANCE COMPANY
                                  (Depositor)


                                  By: JOHN W. REX
                                      ------------------------------------------
                                      John W. Rex, President


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2005.



Signature                         Title
---------                         -----

                                  Director
----------------------------
Lynda L. Cameron

                                  Chairman, Chief Executive Officer and Director (Principal Executive Officer)
----------------------------
William M. Cameron

                                  Executive Vice President and Treasurer
JOHN W. REX, attorney in fact     (Principal Financial and Accounting Officer)
----------------------------
David R. Carpenter


JOHN W. REX, attorney in fact     Senior Chairman of the Board and Director
----------------------------
William E. Durrett


                                  Director
----------------------------
Charles R. Eitel


JOHN W. REX, attorney in fact     Director
----------------------------
Theodore M. Elam


JOHN W. REX, attorney in fact     Director
----------------------------
David R. Lopez


                                  Director
----------------------------
Paula Marshall-Chapman


JOHN W. REX                       President and Director
----------------------------
John W. Rex


JOHN W. REX, attorney in fact     Director
----------------------------
Galen P. Robbins, M.D.

                                  EXHIBIT INDEX
EXHIBIT
NUMBER  DESCRIPTION                                               METHOD OF FILING
------  -----------                                               ----------------
1       Resolution adopted by the Board of American Fidelity      Incorporated herein by reference
        Assurance Company authorizing the establishment of the
        Separate Account.

3       Principal Underwriters Agreement dated July 14, 1997      Incorporated herein by reference
        between American Fidelity Assurance Company, on behalf
        of the Registrant, and American Fidelity Securities,
        Inc.

4.1     Flexible Premium Variable and Fixed Deferred Annuity.     Incorporated herein by reference

4.2     Loan Rider.                                               Incorporated herein by reference

4.3     403(b) Annuity Rider.                                     Incorporated herein by reference

4.4     Individual Retirement Annuity Rider.                      Incorporated herein by reference

4.5     Flexible Premium Variable and Fixed Deferred Annuity      Incorporated herein by reference
        (variable guaranteed minimum interest rate).

4.6     403(b) Plan Loan Rider.                                   Incorporated herein by reference

4.7     403(b) Annuity Rider.                                     Incorporated herein by reference

5       Application Form.                                         Incorporated herein by reference

6.1     Articles of Incorporation of American Fidelity            Incorporated herein by reference
        Assurance Company.

6.2     Amended and Restated Bylaws of American Fidelity          Incorporated herein by reference
        Assurance Company dated November 24, 1997.

8.1     Fund Participation Agreement dated April 18, 1997         Incorporated herein by reference
        between American Fidelity Assurance Company and Merrill
        Lynch Variable Series Funds, Inc., as amended by
        Exhibit 4 thereto dated January 20, 1999.

8.2     Amendment to Fund Participation Agreement between         Incorporated herein by reference
        American Fidelity Assurance Company and Merrill Lynch
        Variable Series Funds, Inc. dated June 17, 2002.

8.3     Fund Participation Agreement dated May 13, 1997 between   Incorporated herein by reference
        American Fidelity Assurance Company and each of Dreyfus
        Variable Investment Fund, The Dreyfus Socially
        Responsible Growth Fund, Inc. and Dreyfus Life and
        Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
        Fund), as amended by Amendment thereto effective
        January 1, 1999.

8.4     Amendment to Fund Participation Agreement dated May 13,   Incorporated herein by reference
        1997 between American Fidelity Assurance Company and
        each of Dreyfus Variable Investment Fund, The Dreyfus
        Socially Responsible Growth Fund, Inc. and Dreyfus Life
        and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
        Fund), as amended.

8.5     Amendment to Fund Participation Agreement between         Incorporated herein by reference
        American Fidelity Assurance Company and each of Dreyfus
        Variable Investment Fund, The Dreyfus Socially
        Responsible Growth Fund, Inc. and Dreyfus Life and
        Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
        Fund) dated June 3, 2002.

8.6     Fund Participation Agreement and December 22, 1998        Incorporated herein by reference
        between Dual Strategy Fund and American Fidelity
        Assurance Company.

8.7     First Amendment to Fund Participation Agreement dated     Incorporated herein by reference
        December 22, 1998 between Dual Strategy Fund and
        American Fidelity Assurance Company.

8.8     Second Amendment to Fund Participation Agreement          Incorporated herein by reference
        between American Fidelity Dual Strategy Fund, Inc. and
        American Fidelity Assurance Company dated July 16,
        2002.

8.9     Shareholder Services Agreement dated January 16, 2001     Incorporated herein by reference
        between American Fidelity Assurance Company and
        American Century Investment Services, Inc.

8.10    Amendment No. 1 to Shareholder Services Agreement dated   Incorporated herein by reference
        April 6, 2001 between American Fidelity Assurance
        Company and American Century Investment Services, Inc.

8.11    Amendment No. 2 to Shareholder Services Agreement         Incorporated herein by reference
        between American Fidelity Assurance Company and
        American Century Investment Management, Inc. dated June
        27, 2002.

8.12    Fund Participation Agreement dated April 10, 2001         Incorporated herein by reference
        between American Fidelity Assurance Company, Neuberger
        Berman Advisers Management Trust and Neuberger Berman
        Management, Inc.

8.13    Amendment No. 1 to Fund Participation Agreement between   Incorporated herein by reference
        American Fidelity Assurance Company, Neuberger Berman
        Advisers Management Trust and Neuberger Berman
        Management Inc. dated June 27, 2002.

        Fund Participation Agreement dated April 20, 2001         Incorporated herein by reference
8.14    between American Fidelity Assurance Company and
        Federated Securities Corp.

8.15    Amendment No. 1 to Fund Participation Agreement between   Incorporated herein by reference
        American Fidelity Assurance Company and Federated
        Insurance Series and Federated Securities Corp. dated
        June 27, 2002.

8.16    Amended and Restated Fund Participation Agreement dated   Incorporated herein by reference
        May 1, 1999, between American Fidelity Assurance
        Company and Merrill Lynch Variable Series Funds, Inc.

8.17    Administrative Services Agreement dated May 1. 1999,      Incorporated herein by reference
        between American Fidelity Assurance Company and Merrill
        Lynch Asset Management, L.P.

8.18    Agreement dated May 13, 1997 between American Fidelity    Incorporated herein by reference
        Assurance Company and The Dreyfus Corporation.

8.19    Amendment to the Agreement between The Dreyfus            Incorporated herein by reference
        Corporation and American Fidelity Assurance Company
        dated January 1, 1999.

8.20    AMT Services Agreement dated August 31, 2001 between      Incorporated herein by reference
        Neuberger Berman Management Inc. and American Fidelity
        Assurance Company.

8.21    Investment Consultant Agreement between American          Incorporated herein by reference
        Fidelity Assurance Company and Asset Services Company,
        L.L.C. dated September 1, 1999.

8.22    First Amendment to Investment Consultant Agreement        Incorporated herein by reference
        between American Fidelity Assurance Company and Asset
        Services Company, L.L.C. dated January 28, 2005.

8.23    Amendment No. 2 to the Agreement between the Dreyfus      Filed herewith electronically as Exhibit 99.8.23
        Corporation and American Fidelity Assurance Company
        Dated March 15, 2005.

8.24    Amendment No. 3 to the Shareholder Services Agreement     Filed herewith electronically as Exhibit 99.8.24
        between American Fidelity Assurance Company, American
        Century Investment Management, Inc., and American
        Century Investment Services, Inc. dated March 22, 2005.

8.25    Amendment to the Administrative Services Agreement        Filed herewith electronically as Exhibit 99.8.25
        between American Fidelity Assurance Company and Merrill
        Lynch Management, L.P. dated February 28, 2005.

8.26    Participation Agreement among Vanguard(R) Variable        Filed herewith electronically as Exhibit 99.8.26
        Insurance Fund and The Vanguard Group, Inc. and
        Vanguard Marketing Corporation and American Fidelity
        Assurance Company dated March 30, 2005.

9       Opinion and Consent of Counsel.                           Filed herewith electronically as Exhibit 99.9

10      Consent of Independent Registered Public Accounting       Filed herewith electronically as Exhibit 99.10
        Firm.

99      Organizational Chart of American Fidelity Assurance       Filed herewith electronically
        Company.